As filed with the Securities and Exchange Commission on June 4, 2009

Securities Act File No.  [          ]

Investment Company Act File No. 811-22305

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 1	☒

THE REVOLUTION CAPITAL TRUST

(Exact Name of Registrant as Specified in Charter)

1 Normandy Circle

Glenmoore, PA 19343100

United States of America

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (610) 458-5556

John  H. Diederich

The Revolution Fund

1 Normandy Circle
Glenmoore, PA 19343100

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Cipperman & Company, LLC Walnut Hill Plaza 150 S. Warner Road Suite 140 King of Prussia, PA 19406 Attn. Todd Cipperman, Esq.	John H. Diederich Glenmoore Capital, LLC d/b/a Revolution Capital 1 Normandy Circle Glenmoore, PA 19343100

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (Date) pursuant to paragraph (b)
☐	on [ , 2009] pursuant to paragraph (a)(1)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Title of Securities Being Registered: Common Stock, par value $.[0001] per share.

The Revolution Fund

PROSPECTUS               , 2009

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Overview

4

Investment Objective

4

Main Investment Strategy

4

Main Investment Risks

5

Risk/Return Information

5

Expenses and Fees

5

Account Information

7

Redemption Fee

7

How to Buy, Sell, Exchange and Transfer Shares

7

Fund’s Rights

9

Short Term trading Policy

9

Service Payments

10

Management of the Fund

12

Portfolio Managers

12

Conflicts of Interest

13

Valuation of Fund Investments

13

Dividends, Distributions and Taxes

14

Financial Highlights

15

General Information

16

Shareholder Documentation

16

Certain Fund Policies

17

Statement of Additional Information

17

Fund and Service Providers

17

Additional Information

18

Fund Overview

Investment Objective and Main Investment Strategy

This prospectus provides information about the The Revolution Fund, which is referred to in this prospectus as the “Fund.”

The Fund’s manager is Glenmoore Capital, LLC, d/b/a Revolution Capital (“Revolution”).

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the Fund and your rights as a shareholder.

What is the Fund’s investment objective?

The Fund seeks regular income, conservation of principal and an opportunity for long-term growth of principal and income.

What are the Fund’s main investment strategies?

The Fund will seek to achieve its objective by investing in both equity and debt securities. Reasonable appreciation in favorable periods and conservation of principal in adverse times are objectives that require flexibility in managing the assets of the Fund under constantly changing investment conditions. Therefore, the proportions held in common and preferred stocks and fixed-income securities are revised by Revolution when considered advisable in light of Revolution’s appraisal of the economy and investment prospects.

Revolution uses a mosaic approach, blending traditional economic analysis with vast multi-disciplinary research to construct a base case scenario for the global economy.  Securities are purchased in the portfolio that are consistent with Revolution’s assessment of the global economy and are trading below their intrinsic value.  The Fund will sell securities when they become overvalued or as Revolution’s assessment of the global economy changes.

The Fund has no geographic limits on where its investments may be located. This flexibility allows Fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective. The Fund may invest in securities of any market capitalization.

It is the Fund’s policy to invest the fixed-income portion of the Fund primarily in investment-grade debt securities rated Baa or higher by Moody’s or BBB or higher by S&P or Fitch or equivalently rated by any NRSRO. A maximum of 25% of the Fund may be invested in debt obligations rated below investment grade if, in the opinion of Revolution, they are of suitable quality, provide attractive investment opportunities and have a minimum rating of B by Moody’s, S&P or Fitch or equivalently rated by any NRSRO. Unrated debt securities may be purchased if deemed to be of investment grade quality by Revolution.

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts or companies that mine precious metals.

The Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in precious metals, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.

If suitable purchase candidates cannot be found or in response to adverse market conditions the Fund may purchase defensive investments such as money market funds or cash equivalents. If the Fund acquires money market funds, shareholders will be subject to duplicate advisory fees and the Fund may not achieve its investment objectives during a rising market.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its investment objective.

•

Call Risk — Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•

Credit Risk — Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•

Derivatives Risks — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, emerging markets have far lower trading volumes and less liquidity than developed markets.

•

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Foreign Securities Risks — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

o

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

o

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

o

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws.

o

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

o

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

•

Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

•

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests may go down in value. Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other Fund. This means you may lose money.

•

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

•

Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•

Below Investment Grade Debt Obligation Risks — Although below investment grade debt obligations, also known as junk bonds, generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. In addition, the credit rating of a high yield security does not necessarily address its market value risk. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade debt securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securities.

•

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Performance Information

No performance information is included since, as of the date of this Prospectus, the Fund has not yet commenced operations.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The “Annual Fund Operating Expenses” table are estimated as the fund has not yet commenced operation as of the date of this prospectus.

Shareholder Fees (Fees paid directly from your investment)
Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Redemption Fee	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	1.00%
Other Expenses of the Fund[1]	0.[50]%
Total Annual Fund Operating Expenses[2]	1. [50]%

(1)

Based on estimated amounts for the current fiscal year.

(2)

In the interest of limiting Fund expenses, the Adviser has contractually agreed [through date] to waive fees and reimburse expenses so the Fund’s total operating expenses do not exceed 1.50% of its average net assets. The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. Fees waived and reimbursed expenses during a given year may be paid to the Adviser during the following three year period to the extent that payment of such expenses does not cause the Fund to exceed the preceding limitation.

The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 18 months of purchase. See “Redemption Fee” for more information.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Fund. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Redemption	$
No Redemption	$

Account Information

The Fund currently offers a single share class.  This share class represents an ownership interest in the portfolio investments of the Fund.

If you redeem (either by sale or exchange) Shares within 2 years of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

The table below summarizes key features of the Shares of the Fund.

Availability	Available Directly From the Fund
Minimum Investment	$2,500 for all accounts
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Redemption Fees?	Yes. 2%, payable if you redeem within 18 months of purchase.

Redemption Fee

The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption of Fund shares made within 18 months of purchase. The redemption fee is for the benefit of the remaining shareholders of the Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 18 month period begins with each acquisition of shares. The Fund may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations.

From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by certain retirement plans, institutional clients, certain other accounts in the absolute discretion of the Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

How to Buy, Sell, Exchange and Transfer Shares

You may buy, sell, exchange and transfer shares through Revolution.  The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

The Fund may waive certain requirements regarding the purchase, sale, or transfer of shares described below.

To purchase shares, call [                   ] and request a new account application. Mail the completed application along with a check payable to “The Revolution Fund” to [Transfer Agent], at the address on the application. The minimum investment for additional purchases is generally [                  ] for all accounts.  (The minimums for additional purchases may be waived under certain circumstances.)

Purchase by Telephone: Call [                   ] and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

Purchase in Writing: You may send a written request to Revolution at the address on the back cover of this prospectus.

A check payable to The Revolution Fund that bears the name of the fund you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient Fund. The Fund does not accept third-party checks. You may also wire Federal Fund to the Fund to purchase shares, but you must call [           ] before doing so to confirm the wiring instructions.

How to Sell Shares

Full or Partial Redemption of Shares

Methods of Redeeming

Redeem by Telephone: You may sell Shares by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated Clearing House Network (ACH) or wire transfer. Certain redemption requests, such as those in excess of these amounts must be in writing with a medallion signature guarantee. You can obtain a medallion signature: guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. The Fund and its administrators will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete.

Redeem in Writing: You may sell Shares by writing to Revolution. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities, broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

Payment of Redemption Proceeds

Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

Payment by Check: Revolution will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal Fund wired to the redeeming shareholder on the next business day, provided that the Fund’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’ custodian is closed is normally wired in Federal Fund on the next business day following redemption on which the Fund’ custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

You may not transfer your shares to a financial intermediary.

Fund’s Rights

The Fund may:

■	Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;

■

Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any redemption fee) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, or sold in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales. Excessive purchase and sale activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

The Fund invests in non-U.S. securities and is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Fund that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seeks to prevent frequent purchases and sales of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase order. If the Fund rejects your purchase order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption requests on any given day where purchases and redemptions of shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund.  Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund may terminate such financial intermediary’s agreement, suspend such financial intermediary’s trading privileges or take other appropriate actions.

The Revolution Fund will automatically assess and retain a fee of 2% of the current net asset value of shares being redeemed or exchanged within 18 months of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

 Service Payments

Payments by Revolution

Revolution and their affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, Revolution or their affiliates also may pay fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services at its or their own expense and out of its or their legitimate profits. Revolution and their affiliates may compensate affiliated and unaffiliated financial intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by the financial intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary. The aggregate amount of these payments by Revolution, the Distributor and their affiliates may be substantial. Payments by Revolution may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a financial intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your financial intermediary for details about payments it may receive from the Fund or from Revolution, or their affiliates.

Management of the Fund

Revolution

Revolution, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board of Trustees of the Fund.

Revolution, a [registered investment adviser], was organized in November 2008 to perform advisory services for investment companies. Revolution and its affiliates had approximately $2 million in investment company and other portfolio assets under management as of May 2009.

The Fund has entered into a management agreement (the “Management Agreement”) with Revolution under which Revolution receives for its services to the Fund a fee at the annual rate of 1% of the Fund’s average daily net assets.

A discussion of the basis for the Board of Trustees’ approval of the Management Agreement is included the Fund’s Statement of Additional Information.

From time to time, a manager, analyst, or other employee of Revolution may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Revolution or any other person within the Revolution organization. Any such views are subject to change at any time based upon market or other conditions and Revolution disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. J. Michael Barron and John H. Diederich are primarily responsible for the day to day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
J. Michael Barron, Senior portfolio manager	Jointly responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2009

Managing Principal. 2008 to present.  Knott Capital, CEO, 2000-2008. Invesco, Director of Real Estate Securities, 1998-2000. Logan Capital Management, Vice-President of Sales and Marketing, 1994-1998. CIGNA Financial Advisors, Vice-President, 1993-1994. Education - Villanova

John H. Diederich, C.F.A. Senior portfolio manager	Jointly responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2009	Managing Principal. 2009 to present. SEI, Managing Director, Institutional Client Investment Strategy, 1998-2009. Education – Babson College (B. Sc. Business Administration, 1998)

Conflicts of Interest

Potential conflicts of interest may arise in connection with the management of multiple accounts, including potential conflicts of interest related to the knowledge and timing of the Fund’s trades, investment opportunities, broker selection and Fund investments. Because of their roles on the investment committees, investment committee members may be privy to the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that investment committee members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. It is possible that an investment opportunity may be suitable for both the Fund and other accounts managed by investment committee members, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Revolution has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. With respect to securities transactions for the Fund, Revolution determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to its other accounts, Revolution may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Revolution may place separate, non-simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account. Additionally, members of investment committees or their relatives may invest in the Fund and a conflict may arise where they may have an incentive to treat the Fund that they invest in preferentially as compared to other accounts.

Valuation of Fund Investments

When you buy shares, you pay the net asset value. This is the offering price. Shares are also redeemed at their net asset value. The Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Fund’s assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Fund values fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Fund’s Board. Certain short-term debt securities are valued on the basis of amortized cost. The Fund may invest in foreign securities. Foreign currency exchange rates are generally determined as of the close of business on the Exchange. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by Revolution to be reliable, the Fund’s investments are valued at fair value. Fair value determinations are made by Revolution in accordance with procedures approved by the Fund’s Board. Revolution may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if Revolution believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if Revolution determines, in its business judgment prior to or at the time of pricing the Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. For taxable years beginning before January 1, 2011, certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

The Fund, as a regulated investment company (“RIC”) under the tax rules, is required to realize at least 90 percent of its annual gross income from investment-related sources, specifically from dividends, interest, proceeds from securities lending, gains from the sales of stocks, securities and foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or certain types of publicly traded partnerships (referred to as qualifying income). Direct investments by a RIC in commodity-related instruments generally do not, under published Internal Revenue Service (“IRS”) rulings, produce qualifying income.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2010, certain distributions designated by the Fund as either interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder will be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

Financial Highlights

As the fund has not yet commenced operations as of the effective date of this prospectus, financial highlights are not yet available.

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses:

Electronic copies of most financial reports and prospectuses are available on Revolution’s website.

■	Access the Revolution website at http://www.revocap.com

Delivery of Shareholder Documents

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at [                     ]

Certain Fund Policies

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Revolution Privacy Principles

Revolution is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information Revolution collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require Revolution to provide you with additional or different privacy-related rights beyond what is set forth below, then Revolution will comply with those specific laws, rules or regulations.

Revolution obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

Revolution does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other Revolution products or services that may be of interest to you. In addition, Revolution restricts access to nonpublic personal information about its Clients to those Revolution employees with a legitimate business need for the information. Revolution maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes its top ten holdings available on a monthly basis at www.revocap.com generally within 5 business days after the end of the quarter to which the information applies.

Fund and Service Providers

FUND

The Revolution Fund

PO Box 547

Glenmoore, PA 19343

MANAGER

Revolution Capital, LLC

PO Box 547

Glenmoore, PA 19343

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Towne Centre Drive, Suite 400

Broadview Hts, OH 44141

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514  Old York Road

Abington, PA 19001

ACCOUNTING SERVICES PROVIDER

Mutual Shareholder Services, LLC

8000 Towne Centre Drive, Suite 400

Broadview Hts, OH 44141

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

COUNSEL

Cipperman & Company, LLC

Walnut Hill Plaza
150 S. Warner Road
Suite 140
King of Prussia, PA 19406

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information

A Statement of Additional Information, dated [                   ], has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling [           ]. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Revolution Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: [    ]

Purchases and Redemptions

Call your financial professional or Revolution Investor Services at [      ]

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at [www.Revolution.com/Fund.] Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

The Revolution Fund

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Hts, OH 44141

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, Revolution fund shareholders and prospective investors may call [             ].

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-22305

© Revolution Capital, LLC

STATEMENT OF ADDITIONAL INFORMATION  XX

THE REVOLUTION FUND, A SERIES OF REVOLUTION SERIES TRUST

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the The Revolution Fund Prospectus dated XX.  You may obtain a Prospectus or most recent Annual or Semi-annual Report free of charge by writing to the Fund c/o Mutual Shareholder Services, 8000 Towne Centre Dr.- 400, Broadview Hts., OH 44147 or calling XXX-XXX-XXXX (toll free).

****

TABLE OF CONTENTS

GENERAL

INVESTMENT POLICIES AND RESTRICTIONS

BOARD OF TRUSTEES

CODE OF ETHICS

INVESTMENT ADVISER

TRUSTEES AND OFFICERS

PRINCIPAL HOLDERS OF FUND SHARES

TAX INFORMATION

PORTFOLIO TRANSACTIONS AND BROKERAGE

CUSTODIAN

TRANSFER AGENT/ FUND ACCOUNTING/ SHAREHOLDER SERVICES

DISTRIBUTOR/ UNDERWRITER

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DISTRIBUTION PLAN

CAPITAL STOCK INFORMATION

FINANCIAL STATEMENTS

PROXY VOTING POLICIES & PROCEDURES

PORTFOLIO HOLDINGS DISCLOSURE POLICY

GENERAL

The Revolution Fund (“Fund”) is a diversified, open-end investment management company and the only series of the Revolution Series Trust, a Delaware business trust organized on May 26, 2009 (“Trust”). The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Fund shares. Each Fund share has equal voting, dividend, distribution and liquidation rights. The Fund will not hold annual shareholder meetings nor will any share certificates be issued. Shareholders are entitled to the same limitation of personal liability extended to shareholders of private corporations for profit organized under Delaware law.  The Trust will call a meeting of shareholders for the purpose of voting upon the removal of any trustee(s) when requested in writing by record holders of at least 10% of the Fund’s outstanding shares. The Trust’s Declaration of Trust contains procedures for the removal of trustees by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by affirmative vote of the majority shares outstanding, remove any trustee(s) from office and may elect a successor or successors to fill any resulting vacancies for any unexpired directors terms.

INVESTMENT POLICIES & RESTRICTIONS

The Fund’s investment objectives and the manner in which it pursues its investment objectives are discussed in the Prospectus. This section provides additional information on the types of securities the Fund may invest in and any restrictions thereon.

Short Term Investments. The Fund may invest in money market funds and short term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. In addition, the Fund may invest in reverse repurchase agreements in an amount not exceeding 33 1/3% of the Fund’s total assets (including amount borrowed) less liabilities (other than borrowings). Money market funds typically invest in short term instruments and attempt to maintain a stable net asset value.  While the risk is low, these funds may lose value.

Foreign Securities. The Fund may invest in the common stock of foreign issuers whether traded on U.S. or foreign exchanges. The Fund may also invest in ADRs (American Depository Receipts) that are dollar denominated and issued by a U.S. bank or trust company and represent ownership interests in foreign companies. Investment risks include fluctuations in foreign currency exchange rates, political and economic instability, foreign taxation issues, different or lower standards of accounting, auditing and financial reporting, less developed securities regulation and trading systems and the risk that a country may impose controls on the exchange or reparation of foreign currency. Securities of foreign issuers may often be less liquid and exhibit greater volatility.

Securities traded on foreign exchanges are valued at the most recent reported sales price, or in the absence of a sale, at the current bid price adjusted for currency conversion.  Because of foreign currency fluctuations and changes in the value of the Fund’s foreign holdings, the NAV may change on days that owners may not have access to the Fund.  For securities which trade primarily on exchanges in time zones different from the U.S., the Fund may fair value a security when the Adviser determines that a significant event has occurred after the close of a foreign exchange but before the close of the NYSE. Such significant event may impact an individual security, a particular industry or the market as a whole and result in market prices not being “readily available”. The use of fair value pricing is intended to eliminate pricing inaccuracies which may be caused by a significant event occurring after a foreign exchange has closed but before the Fund’s NAV is calculated, The use of fair value pricing may cause the Fund’s NAV to differ from the NAV that would be calculated using closing market prices.

Preferred Stocks. Generally, preferred stocks pay dividends at a specified rate and holders of such shares usually have preference over common stock holders in payments of dividends and liquidation of assets. Certain preferred stocks may pay a variable rate dividend including securities commonly referred to as auction rate or auction market preferreds, whose dividend rate is set through periodic reverse auctions.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes  impaired and it cannot make dividend payments.

Real Estate Investment Trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs are subject to declines in real estate values, adverse changes in economic conditions and rental income, overbuilding, increased competition, increases in property taxes and operating expenses.  REITs pay dividends to shareholders based on available funds from operations. Often the dividends exceed the REIT’s taxable earnings resulting in the excess portion of such dividends being treated as return of capital. The Fund intends to include the gross dividends from REITs in its distribution to shareholders and, accordingly, a portion of Fund’s distributions may also be designated a return of capital. Fund shareholders will be subject to management and other fees charged by the REITs in which the Fund invests.

Options on Equities. The Fund may occasionally invest in (buy) or write (sell) options on stocks or indexes to reduce volatility, hedge the portfolio, or generate additional income when the option contract is priced more attractively than the underlying security. Options contracts may be volatile and could have durations up to three years.  Fund may enter into these transactions so long as the value of underlying securities on which the option contracts may be written at any one time does not exceed 100% of the Fund’s net assets, and so long as the initial margin required to enter into such contracts does not exceed 5% of the Fund’s total assets. Fund will do no “naked” call/ put writing.  If the Fund purchases an option and the price of the underlying stock or index fails to move in the anticipated direction, the Fund may lose most or all of the amount paid for the option plus commissions. If the Fund writes (sells) an option and the price of the underlying stock or index fails to move in the direction expected, the Fund’s losses could exceed the proceeds from the options written.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in value of Fund securities. If a decline occurs, put options permit the Fund to sell securities underlying such options at exercise price or to close out options at a profit. Premiums paid for put or call options plus commissions will reduce the benefit, if any, realized upon option exercise and unless price of underlying security rises or declines sufficiently, option may expire worthless. In addition, in the event that price of security in connection with option was purchased moves in a direction favorable to the Fund, benefits realized as result of such favorable movement will be reduced by premium paid for option and related commissions. Written and purchased options produce no income.

Debt Securities. The Fund may invest in corporate (including convertible securities), U.S. Government and Agency debt securities including zero coupon bonds. Debt securities will fall in value if interest rates rise or the issuer’s creditworthiness becomes impaired and it is unable to make interest or principal payments.  Zero coupon bonds do not provide for cash interest payments but instead are issued at discount from face value. Each year, holders of such bonds must accrue a portion of discount as income. Because zero coupon issuers do not make periodic interest payments, zero coupon bond prices tend to be more volatile when interest rates change.

Unaffiliated Mutual Funds. The Fund may invest in securities of other registered investment companies (mutual funds). Fund shareholders will bear, albeit indirectly, a pro rata share of advisory fees and expenses charged by such mutual fund investments.  The Fund may not invest more than 5% of its total assets in the securities of a single investment company issuer or more than 10% of its total assets in the securities of all investment company issuers. However, the Fund may invest beyond the 5 and 10 percent limits provided it does not own more than 3% of the total outstanding stock of the acquired company or impose a sales load of more than 1.5% on its shares and follows certain proxy voting requirements imposed by the Investment Company Act of 1940.  Presently, the Fund imposes no sales load and has no intention of doing so.  Additionally, the Fund may invest in Exchange Traded Funds (“ETFs”) in excess of such percentage limitations under certain circumstances.

Exchange Traded Funds.  ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  ETFs typically seek to track an index, a commodity or a basket of assets like an index fund, but trade like a stock on an exchange.  An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies.  The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional funds:  (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) an active trading market for an ETF’s share may not develop or be maintained; or (iii) trading of an ETF’s share may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Exchange Traded Notes.  ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  An ETN’s returns are generally linked to the performance of a particular market benchmark or strategy minus applicable fees.  ETNs do not make periodic coupon payments or provide principal protection.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.  The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the portfolio invest in ETNs, it will bear their proportionate share of any fees and expenses borne by the ETN. The portfolio’s decision to sell their ETN holdings may be limited by the availability of a secondary market.

Illiquid or Fair Valued Securities. Illiquid securities are securities that may be difficult to sell promptly at acceptable prices because of the lack of an available market . The price quoted for illiquid securities shall be the fair value determined by a method approved by the Board of Trustees. Because of the thin market for these securities, the Fund may not be able to dispose of them at the most favorable time or price. The Fund will not invest more than 15% of assets in illiquid or fair valued securities.

Rule 144A Securities. The Fund may purchase Rule 144A securities, which are not registered with the SEC and are often illiquid but are eligible for purchase and sale without limitation by qualified institutions.

Short Sales. The Fund may occasionally engage in short sales.  A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker-dealer, and consequently becomes obligated to replace that security. A short sale “against the box” is a short sale where the Fund owns an identical security to the one sold short thereby eliminating the risk of not being able to replace the shares borrowed. The effect of selling a security short against the box is to insulate that security from any future gain or loss.  The Fund may make short sales “not against the box”, meaning the Fund does not own securities identical to those sold short. For example, if the Fund owns a security that becomes the target for an acquisition offer calling for the exchange of common stock of the acquirer, an equivalent amount of the acquirer’s shares may be borrowed and sold short. Any such short sale will be made with the intention of later closing out (covering) the short position with the stock of the acquiring firm received upon consummation of the acquisition. The purpose of the short sale is to protect against a decline in the market value of the acquirer’s stock prior to the acquisition’s completion. However, should the transaction be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company and its short position in the acquirer.  When the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents or liquid securities equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not intend to sell short as a core portfolio strategy.

The Fund may occasionally attempt to hedge its portfolio by initiating short positions on Exchange Traded Funds (ETFs) of popular security indexes such as the Russell 2000.  The Fund is a diversified fund, meaning that with respect to 75% of its assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except for obligations of the U.S. Government and its agencies, and the Fund may not acquire more than 10% of the voting securities of any one issuer.  Unless otherwise indicated, the following restrictions are fundamental meaning they may be changed only with the approval of a “majority vote of the outstanding shares” of the Fund as defined by the Investment Company Act of 1940. The Fund will not:

1. Invest more than 25% of total assets in one industry or group of related industries.

2. Borrow money, except (1) in an amount not exceeding 33-1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements.

3. Engage in the business of underwriting the securities of other issuers, except as permitted by the 1940 Act. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Issue senior securities.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in or hold real estate or interest therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the rights to enforce security interests.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed delivery basis or other financial instruments, or investing in securities or other instruments that are secured by physical commodities.

7. Lend money or other assets, except to the extent permitted by the 1940 Act. This restriction does not prevent the Fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries or institutional investors, or investing in loans, including assignments and participations.

Temporary Defensive Position. Fund may invest a large portion of assets in money market funds or short-term investments for defensive purposes in response to market, economic, political or other conditions. In doing so, it may not achieve its objectives.

THE BOARD OF TRUSTEES

The Trust’s affairs are managed by the Board of Trustees (Board) which approves all significant agreements between the Trust and persons or companies doing business with the Fund, including agreements with the Fund’s custodian, transfer agent, investment adviser and administrator. All agreements are subject to limitations imposed by state and/or federal securities law and to the extent any contract contradicts such statutes, the contract would be unenforceable. Daily fund operations are managed by the Adviser.

CODE OF ETHICS

The Board has approved a Code of Ethics (Code) for the Fund and Adviser as required by the Investment Company Act of 1940. The Code governs the personal activities of persons who may have knowledge of the Fund’s investment activities (access persons), requires that they file regular reports concerning their personal securities trades and prohibits activities that may harm the Fund. The Code generally prohibits access persons from purchasing securities for their own accounts that may be purchased or held by the

Fund. The Board is responsible for overseeing implementation of the Code.

INVESTMENT ADVISER

The Fund’s adviser, Revolution Capital LLC (“Adviser”) is [registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (“Advisers Act”).]  John H. Diederich and J. Michael Barron, affiliated persons of the Fund, are the Managing Member[s] of the Adviser (a limited liability company).

Mr. Diederich and Mr. Barron, Portfolio Managers, oversee the Fund’s daily investment activities. They receive compensation for their portfolio management responsibilities as a result of their member status in the Adviser. In addition to the Fund, the Adviser manages twelve separate accounts (“Accounts”) with approximately 2 million in assets at May 2009. Adviser believes management of Accounts do not present any material conflicts of interest in either devotion of time or allocation of investment opportunities. Both Fund and Accounts have the similar investment objectives and restrictions.  The Fund has adopted procedures for the allocation of portfolio transactions and investment opportunities across client accounts on a fair and equitable basis over time.  Advisory fees for Fund and Accounts are based on percentage of net assets and are not tied in any way to account performance. While every effort will be made to manage the Fund and Accounts in parallel fashion, due to cash flows, types of investments and other factors, it is possible that performances may differ.  As described in the Prospectus, the Fund pays Adviser an advisory fee which is accrued daily and paid monthly at an annual rate of 1.00% of Fund average net assets.  The Adviser has agreed to waive fees and reimburse expenses so the Fund’s total operating expenses did not exceed 1.50% of its average net assets.

APPROVAL OF THE MANAGEMENT AGREEMENT

In approving the Management Agreement, the Board, including the Independent Trustees, considered the following factors: (1) the nature, extent, and quality of the services to be provided by Revolution Capital; (2) the investment performance of Revolution Capital; (3) the costs of the services to be provided and profits expected to be realized by Revolution Capital and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board received and considered information regarding the nature, extent and quality of the advisory and other services expected to be provided to the Fund by Revolution Capital under the Management Agreement. The Board considered the background and experience of Revolution Capital's management and the expertise of personnel of Revolution Capital with regard to investing in the type of securities the Fund would invest in.  The Board also received and considered information about the nature, extent and quality of services and fee rates to be offered to other comparable registered investment companies advised by competitors for comparable services. As the Fund had not yet commenced operations, the Board discussed and considered the investment performance of other accounts advised by Revolution Capital.

The Board received, analyzed and considered a profitability analysis of Revolution Capital based on the fees payable under the Management Agreement, including any fee waivers or fee caps, and the costs expected to be incurred to provide required services.

CONCLUSIONS

In selecting Revolution Capital and approving the Management Agreement and the investment advisory fee under such agreement, the Board concluded that:

- the Board was satisfied with the nature, extent and high quality of the investment advisory services expected to be provided to the Fund by Revolution Capital when compared to competitors.

- Revolution Capital’s profitability based on proposed fees payable under the Management Agreement was reasonable in light of the nature, extent and quality of the services to be provided to the Fund there under, given that the size of the Fund, and hence Revolution Capital’s profitability, was largely speculative at the time of the Board's consideration.

- in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Revolution Capital may receive were considered reasonable.

- when the fees was compared to other comparable funds advised by other managers, the Fund's proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement with respect to the Fund.

TRUSTEES AND OFFICERS

The Board has overall responsibility for conduct of the Trust’s affairs. Day to day Fund operations are managed by the Adviser subject to review by the Board of Trustees shown below along with their positions for the last 5 years.

The following table provides biographical information with respect to each trustee:

Name (Age)	Position Held With Fund	Length of Time Served as Trustee	Principal Occupation Held Last 5 Years	Public Directorships
Independent Trustees
Thomas A. Leonard, CPA (60)	Trustee	Since inception	Partner, PricewaterhouseCoopers, LLP (1970-2008)	Trustee, WT Funds Director, AlphaOne Capital Funds
Gregory G. Stahl, CFA (38)	Trustee	Since inception	Chief Investment Officer, Dock Street Capital, LLC (2009) Managing Director, SEI (1992-2009)	None
Michael R. Duncan (50)	Trustee	Since inception	Private Investor	None
Interested Trustee
John H. Diederich (33)	Trustee Chief Executive Officer Treasurer Secretary	Since Inception	Managing Principal, Revolution Capital, LLC (2009) Managing Director, SEI (1998-2009)	None

There is only one fund in the fund complex.

*Interested person of Fund who is Portfolio Manager and Managing Member of Adviser.

Address of each Trustee is c/o Revolution Series Trust, PO Box 547, Glenmoore, PA 19343.  The Audit Committee consists of the independent trustees, Mr. Leonard, Mr. Stahl and Mr. Duncan. The committee meets at least annually with the independent auditors and Fund executives to review the accounting principles applied by the Fund in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the independent accountants. Committee recommendations are made to the full Board.

The table below shows compensation to Trustees.

Name (Age)	Aggregate Compensation from Fun	Retirements Benefits Accrued as Trust Expense	Total Compensation from Fund
Independent Trustees
Thomas A. Leonard, CPA (60)	$0	$0	$1,000
Gregory G. Stahl, CFA (38)	$0	$0	$1,000
Michael R. Duncan (50)	$0	$0	$1,000
Interested Trustee
John H. Diederich (33)	$0	$0	$0

PRINCIPAL HOLDERS OF FUND SHARES

The Fund has not yet commenced operations, therefore there are no principal holders of the Fund as of the date of this Prospectus.

TAX INFORMATION

The Fund qualifies and intends to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code so as to be relieved of the federal income tax on its net gain and net investment income distributions. To qualify as regulated investment company, the Fund must, among other things, distribute to shareholders substantially all of its income from dividends, interest, net realized capital gains and all other income derived from its business of investing in securities. Shareholder distributions are reinvested in additional Fund shares unless shareholder has requested in writing to have them paid by check.  The Fund will attempt to be tax efficient on the sale of securities to minimize the impact of taxes on shareholders. The Fund will attempt to hold portfolio turnover to a minimum to limit the amount of short-term capital gains and brokerage commissions. However, the Fund will rarely let tax or turnover considerations take priority over investment merits.  For federal income tax purposes, Fund distributions, whether received in cash or reinvested in additional shares, from net investment income and any net realized short term gains are taxable to you as ordinary income, except that distributions of qualifying dividends from domestic corporations and qualified foreign corporations are taxable at 15% (5% for 10% and 15% tax brackets). Distributions of net long-term gains are taxable as long term gains regardless of length of time Fund shares are held. Distributions are taxable whether received in cash or reinvested in Fund shares.  Each shareholder is advised annually of the source of distributions for federal income tax purposes. Shareholders not subject to income taxes will not pay taxes on distributions.  If shares are purchased shortly before a distribution, the shareholder will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution whether or not the distribution is reinvested. A shareholder should carefully consider the tax implication of purchasing shares just before a distribution record date.  If a shareholder fails to furnish his social security number or taxpayer ID number, the Fund may be required to withhold federal income tax (backup withholding) on all distributions. Distributions may also be subject to backup withholding if the shareholder fails to certify that he is not subject to backup withholding.

A redemption of shares is a taxable event and a capital gain or loss may be recognized.  A shareholder may wish to consult a tax advisor for further specifics of tax related issues.  For Federal income tax purposes, distributions of net investment income (but not short term capital gains) to U.S. corporate shareholders may qualify in part for the 70% dividends received deduction. The Fund will notify all shareholders annually of the percentage of Fund dividend distributions qualifying for preferential tax treatment. A portion of the Fund’s distributions derived from interest on certain U.S. Government obligations may be exempt from state and local taxes.

PERFORMANCE INFORMATION

Performance quotations are subject to SEC rules which require the use of standardized performance measurements . Average annual total return quotations (both before and after taxes) used by the Fund are based on standardized performance methods mandated by the SEC. Regardless of the method used, past performance does not guarantee future results. When this SAI was printed, the Fund was new and did not have performance to report.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.  Average annual and cumulative returns may be quoted as a percentage change calculated for a single investment or a series of investments over any time period. Total returns may be broken down into their component parts of income and capital gains in order to illustrate the relationship of these factors and their contribution to total return.

In addition to above computations, the Fund may use comparative performance as computed in rankings determined by Lipper Analytical Services, Morningstar Inc. and other services.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Decisions to buy and sell securities are made by Adviser subject to review by the Board.  In placing orders with brokers it is Adviser’s policy to seek the best execution at the most favorable price taking into account execution capability, financial integrity and research services provided by the broker-dealer. Adviser is specifically authorized to pay a broker dealer a commission in excess of what another broker-dealer might charge if Adviser determines in good faith that the commission is reasonable in relation to the value of the execution or research services provided. Research services may include general economic, industry or company research, market and statistical information, and advice on the availability, purchasers or sellers of a particular security. Research services may be used by Adviser in servicing other accounts in addition to the Fund and not all services may be used in connection with the Fund.  Over the counter securities and fixed income securities are generally purchased through market makers on either a principal or agency basis.

CUSTODIAN

Huntington National Bank acts as Fund custodian. It holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties as directed by the Adviser. Huntingdon National Bank has no supervisory function over management of the Fund.

TRANSFER AGENT/ FUND ACCOUNTING/ SHAREHOLDER SERVICES

Mutual Shareholder Services, LLP (“MSS”), 8000 Towne Centre Dr-400,Broadview Hts, OH 44141 acts as transfer agent, fund accountant, and shareholder servicing agent for the Fund pursuant to a written agreement with the Trust and Fund. Under the agreement, MSS is responsible for administering and performing transfer agent functions, distribution payment, shareholder administration, and maintaining all Fund records.  MSS also acts as fund accountant and performs limited administrative services pursuant to a written agreement with the Trust and Fund. MSS supervises all Fund operations except those performed by Adviser under the Fund’s advisory agreement, including: (a) calculating Fund’s net asset value. (b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940. (c) preparing financial statements contained in Fund’s shareholder reports. (d) preparing reports and filings for the SEC. (e) maintaining the Fund’s financial accounts and records.

For services rendered, the Fund pays MSS an annual fee as a percentage of average net assets paid monthly as determined by valuations made at the close of each business day.

DISTRIBUTOR/UNDERWRITER

The Fund directly distributes its shares and assesses no distribution charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company serves as the Fund’s independent registered public accountants providing audit services, tax return preparation and assistance and consultation in connection with review of various regulatory filings.

DISTRIBUTION PLAN

The Fund has adopted, but not implemented, a plan pursuant to Rule 12b-1 under the 1940 Act (the Plan) whereby the Fund may pay a monthly fee at the annual rate of 0.25% of the Fund’s average daily net assets to Adviser and others for providing distribution services and/or maintaining shareholder accounts related to the distribution of Fund shares. Adviser may use such fees to pay for expenses incurred in the distribution and promotion of the Fund’s shares, including but not limited to, printing prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, other distribution related expenses and any distribution or service fees paid to broker-dealers or others who have executed selling agreements with the Fund. Any distribution expenses in excess of 0.25% per annum will be borne by the Adviser. It is possible that Plan accruals may exceed actual Adviser expenditures for eligible services and such fees are not strictly tied to the provision of such services.

The Plan also provides that to the extent the Fund, Adviser or other parties on behalf of the Fund make payments that are deemed to be payments for the financing of any activity primarily intended to result in sale of Fund shares within context of Rule 12b-1, such payments shall be deemed to have been made pursuant to the Plan. In no event shall payments made under the Plan exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc.

The Board has determined that consistent cash flow from the sales of new shares is necessary and appropriate to meet redemptions and to exploit buying opportunities without having to make unwanted liquidations of portfolio securities. The Board believes it will benefit the Fund to have monies available for the direct distribution activities of Adviser in promoting the sale of the Fund’s shares and to avoid any uncertainties on whether other payments constitute distribution expenses on the Fund’s behalf. The Board, including non-interested Trustees, has concluded that in the exercise of their reasonable business judgment and fiduciary duties, there is reasonable likelihood the Plan will benefit the Fund and its shareholders.

The Plan has been approved by the Board, including all non-interested Trustees as defined in the 1940 Act. The Plan must be renewed annually by the Board, including the majority of non-interested Trustees and who have no direct or indirect financial interest in the Plan’s operation. Votes must be cast in person at a meeting called for that purpose.  The Plan and any related agreements may be terminated at any time, without penalty by a majority vote of non-interested Trustees or by majority vote of all outstanding Fund shares. Adviser, broker-dealer or other firms may also terminate their respective agreements at any time upon written notice.

The Plan may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund’s outstanding shares.  All material amendments to the Plan shall be approved by majority vote of the non-interested Trustees, cast in person at a Board meeting.  Adviser is required to report in writing to the Board at least quarterly on the amounts and purposes of any payments made under the Plan. Adviser shall furnish the Board with any other information reasonably requested to enable the Board to make an informed decision of whether the Plan should be continued.  Although the Plan has been adopted by the Board, the Plan will not be implemented while the Prospectus dated [             ] is in effect.

CAPITAL STOCK INFORMATION

The Board has the power to designate one or more series of shares of common stock (each a “series” or “Fund”) and to classify or reclassify any unissued shares with respect to such series. The Fund is the only series offered by the Trust. The Fund offers only one class of shares but the Board is authorized to create additional classes.  Shareholders are entitled to:

(i) one vote per full share;

(ii) a pro-rata share of distributions declared by the Board out of funds legally available;

(iii) upon liquidation, to participate ratably in assets available for distribution.  There are no conversion or sinking fund provisions applicable to the shares and shareholders have no preemptive or cumulative voting rights. Shares are redeemable and fully transferable. All shares issued by the Fund will be fully paid and non assessable.

FINANCIAL STATEMENTS

The Fund's financial statement follows the Report by its Independent Registered Public Accounting Firm.

Fund Annual and Semi-annual reports are available without charge by calling XXX-XXX-XXXX toll free or by visiting the Fund’s website at www.revocap.com.

PROXY VOTING POLICIES & PROCEDURES

The Board has adopted the following proxy voting policies and procedures. The Board has delegated all proxy voting decisions to Revolution Capital LLC, Fund Adviser. In voting proxies, Adviser is guided by general fiduciary duties to act solely in the best interest of Fund shareholders and avoid any material conflicts of interest. If a material conflict of interest arises, the proxy will be voted in accordance with the recommendation of an independent third party research firm. Adviser will attempt to consider all relevant factors and will vote proxies to enhance and/or protect shareholder value.  Adviser is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities owned. All proxies are logged in upon receipt and reviewed to assess issues presented. Adviser divides proxies into “routine” and “non-routine” matters.

1. Routine matters (non-contested elections, CPA approval, etc.) will usually be voted as proposed by the issuer’s Board of Directors.

2. Non-routine matters (contested elections, shareholder proposals, etc.) will be examined on an issue by issue basis and voted in the best interests of shareholders.

3. Adviser may occasionally abstain from voting a proxy or specific proxy item when it concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

The Fund treats corporate governance seriously and will generally vote against proposals involving excessive compensation, unusual stock options, preferential voting, poison pills and other management entrenching devices.

Copies of executed proxy statements and cards are kept at the Adviser’s office.

The Fund’s most recent Annual Proxy Voting Record and Proxy Voting Policy is available free by calling/writing Mutual Shareholder Services, at XXX-XXX-XXXX toll free.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted the following policies and procedures concerning disclosure of Fund portfolio holdings. It is the Fund’s policy to prevent selective disclosure of nonpublic information concerning Fund portfolio holdings. The Fund’s Chief Compliance Officer (CCO) has sole discretion regarding this disclosure. Unless specifically authorized by the CCO, no portfolio holdings information may be provided to anyone except in accordance with the following:

Public Disclosure of Portfolio Holdings

The Fund will distribute complete portfolio holdings information to retail and institutional shareholders through annual and semi-annual reports mailed within 60 days of period end. Such reports are also made available to the public through postings at the same time to the Fund’s website www.revocap.com. Complete portfolio holdings are filed with the SEC on Form N-Q for the first and third quarters within 60 days of quarter end and may be accessed at the SEC’s website http//www.sec.gov, and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Non-Public Dissemination of Portfolio Holdings Information

Periodically, portfolio holdings information not publicly available may be required by the Fund’s service providers in order to perform various services for the Fund including, but not limited to custodian, pricing, auditing, printing, legal, and compliance services.  Service providers may be provided with such information if it serves a legitimate business purpose and service provider has agreed in writing to keep such information confidential. At present, the Fund has ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information:

Mutual Shareholder Services: information provided daily with no time lag.

Huntington National Bank Custodian: information provided daily with no time lag.

Sanville & Company LLP: information provided as needed with no time lag.

Cipperman & Company LLP: information provided as needed with no time lag.

The Fund may occasionally reveal certain portfolio holdings to broker-dealers who execute securities transactions on behalf of the Fund. Also, Fund trustees and certain officers and employees may have access to non public portfolio holdings information.  While the Fund does not enter into confidentiality agreements, all such persons are required by Fund and Adviser under general fiduciary principals to keep such information confidential. In addition, Fund employees and Trustees are bound by a Code of Ethics.

The Fund generally does not provide non-public portfolio holdings information to rating or ranking organizations.  Nothing herein is intended to prevent disclosure or portfolio holdings information as required by law such as request from regulators or to comply with subpoenas

Other

Neither the Fund, Adviser nor any other party will enter into any arrangement providing for selective disclosure of non-public portfolio holding information for compensation or consideration of any kind.

As part of the annual review of the Fund’s compliance program and report to the Trustees, the CCO will report on (1) the operation and effectiveness of policies and procedures and (2) any changes to policies and procedures that are recommended.

PART C Other information

Item 23. Exhibits

a.

(1)

Certificate of Trust of Revolution Series Trust (filed herewith).

(2)

Declaration of Trust of Revolution Series Trust (filed herewith).

b.

Bylaws of Revolution Series Trust (filed herewith)

c.

Instruments Defining Rights of Securities Holders. None.

d.

Advisory Agreement between the Revolution Fund and Revolution Capital LLC*

e.   Underwriting Contracts. None

f.

Bonus or Profit Sharing Contracts. None

g.

Custody Agreement between Revolution Capital Trust and Huntingdon National Bank*

h.

Transfer Agent Agreement and Fund Accountant Agreement between Revolution Capital Trust and Mutual Shareholder Services*.

i.

Legal Opinion and Consent- Cipperman & Company, LLC*

j.

Consent of Independent Auditors*

k.

Power of Attorney (filed herewith on signature page)

l.

Financial Statements*

m

Purchase Agreement*

n.

12b-1 Distribution Plan of Revolution Fund*

o

Rule 18f-3 Plan. None

p.

Code of Ethics of Revolution Fund*

*

* To be filed

Item 24. Persons Controlled by or Under Common Control within the Fund.  None

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the State of Delaware, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.  None

Item 27. Principal Underwriter. None

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of Registrant at 1 Normandy Circle, Glenmoore, PA 19343 and Transfer Agent at 8000 Towne Centre Dr-400 Broadview Hts, OH 44141, except that all records relating to custodial activities are maintained at the office of the Custodian at 41 South Street Columbus, OH 43125 .

Item 29. Management Services.  None

Item 30. Undertakings. None

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485 under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Glenmoore and Commonwealth of Pennsylvania on June 2, 2009.

REVOLUTION SERIES TRUST

By:

/s/ John H. Diederich

Title:

Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

NAME

 TITLE

DATE

/s/ John H. Diederich

Chief Executive Officer

June 2, 2009

Treasurer

Secretary

/s/ J. Michael Barron

President

June 2, 2009

Chief Financial Officer

/s/ Gregory G. Stahl

Trustee

June 2, 2009

/s/ Thomas A. Leonard

Trustee

June 2, 2009

/s/ Michael R. Duncan

Trustee

June 2, 2009

POWER OF ATTORNEY

The undersigned John H. Diederich, Thomas A. Leonard, Gregory G. Stahl, and Michael R. Duncan, the Trustees, and J. Michael Barron and John H. Diederich, the Officers of The Revolution Series Trust, hereby authorize J. Michael Barron and John H. Diederich or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each and any series of The Revolution Series Trust, with all exhibits thereto, with the Securities and Exchange Commission.

Dated: June 2, 2009

By /s/ John H. Diederich

By /s/ J. Michael Barron

By /s/ Gregory G. Stahl

By /s/ Thomas A. Leonard

By /s/ Michael R. Duncan

Exhibit Index

99.23 (a)(1)

Certificate of Trust of Revolution Series Trust (filed herewith).

99.23 (a)(2)

Declaration of Trust of Revolution SeriesTrust (filed herewith).

99.23 (b)

Bylaws of Revolution Series Trust (filed herewith)

99.23 (d) (1)

Advisory Agreement between the Revolution Fund and Revolution Capital LLC*

99.23 (d) (2)

Fee Waiver Agreement between the Revolution Fund and Revolution Capital LLC*

99.23 (g)

Custody Agreement between Revolution Series Trust and Huntingdon National Bank*.

99.23 (h)

Transfer Agent Agreement and Fund Accountant Agreement between Revolution Capital Trust and Mutual Shareholder Services*

99.23 (i)(1)

Legal Opinion and Consent - Cipperman & Company, LLC*

99.23 (j)(1)

Power of Attorney (filed herewith on signature page)

99.23 (k)

Consent of Independent Auditors*

99.23 (l)

Purchase Agreement*

99.23 (m)

12b-1 Distribution Plan of Revolution Fund*

99.23 (p)

Code of Ethics of Revolution Fund*

*To be filed

99.23 (a)(1) Certificate of Trust of Revolution Series Trust (filed herewith).

State of Delaware

Certificate of Trust

[filed 5/26/09]

This Certificate of Trust is filed in accordance with the provisions of the Delaware Statutory Trust Act (Title 12 of the Delaware Code, Section 3801 et seq.) and sets forth the following:

First:  The name of the trust is The Revolution Series Trust

Second:  The name and address of the Registered Agent in the State of Delaware is Corporation Service Company, 2711 Centerville Road, Suite 400, Wilmington, DE 19808.

Third:  The Statutory Trust is or will become prior to or within 180 days following the first issuance of beneficial interests, a registered investment company under the Investment Company Act of 1940, as amended (15 U.S.C. Sections 80a-1 et seq.)

By:  /s/ John H. Diederich

Trustee

Name:  John H. Diederich

99.23 (a)(2) Declaration of Trust of Revolution Series Trust (filed herewith).

THE REVOLUTION SERIES TRUST

DECLARATION OF TRUST

TRUST INSTRUMENT

THIS TRUST INSTRUMENT, originally made as of this 26th day of May, by the initial Trustees hereunder, and by the holders of shares of beneficial interest to be issued hereunder as hereinafter provided, and amended by action of same as of the date set forth below. This Trust Instrument shall be effective upon the filing of the Certificate of Trust in the office of the Secretary of State of the State of Delaware.

WITNESSETH:

WHEREAS this Trust has been formed to carry on the business of an investment company; and

WHEREAS this Trust is authorized to issue its shares of beneficial interest in separate series, each separate series to be a Series hereunder, and to issue classes of Shares of any Series or divide Shares of any Series into two or more classes, all in accordance with the provisions hereinafter set forth; and

WHEREAS the Trustees have agreed to manage all property coming into their hands as trustees of a Delaware statutory trust in accordance with the provisions of the Delaware Statutory Trust Act (12 Del. C. ss. 3801, et seq.), as from time to time amended and including any successor statute of similar import (the "Act"), and the provisions hereinafter set forth.

NOW, THEREFORE, the Trustees hereby declare that they will hold all cash, securities and other assets which they may from time to time acquire in any manner as Trustees hereunder IN TRUST to manage and dispose of the same upon the following terms and conditions for the benefit of the holders from time to time of shares of beneficial interest in this Trust and the Series created hereunder as hereinafter set forth.

ARTICLE I - NAME AND DEFINITIONS

Section 1.1 Name and Principal Office. This Trust shall be known as "Revolution Trust" and the Trustees shall conduct the business of the Trust under that name or any other name or names as they may from time to time determine. The principal office of the Trust shall be located at 1 Normandy Circle , Glenmoore, PA 19343-100 or at such other location as the Trustees may from time to time determine.

Section 1.2 Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

(a) "By-Laws" shall mean the By-Laws of the Trust, as amended from time to time;

(b) "class" refers to any class of Shares of any Series established and designated under or in accordance with the provisions of Article IV;

(c) "Commission" shall have the meaning given it in the 1940 Act;

(d) "Trust Instrument" shall mean this trust instrument, as amended or restated from time to time;

(e) "Independent Trustee" shall mean a Trustee who is not an "interested person" of the Trust as defined in section 2(a)(19) of the 1940 Act;

(f) "1940 Act" refers to the Investment Company Act of 1940 and the Rules and Regulations thereunder, all as amended from time to time;

(g) "person" means a natural person, corporation, limited liability company, trust, association, partnership (whether general, limited or otherwise), joint venture or any other entity;

(h) "Series" refers to a series of Shares established and designated under or in accordance with the provisions of Article IV;

(i) "Shareholder" means a record owner of Shares;

(j) "Shares" refers to the transferable units of interest into which the beneficial interest in the Trust and each Series of the Trust and/or any class of any Series (as the context may require) shall be divided from time to time and may include fractions as well as whole shares;

(k) "Outstanding Shares" refers to those Shares shown from time to time in the books of the Trust or its transfer agent as then issued and outstanding, but shall not include Shares which have been redeemed or repurchased by the Trust and which are at the time held in the treasury of the Trust;

(l) "Trust" refers to the Delaware statutory trust established by this Trust Instrument, as amended from time to time, inclusive of each and every Series established hereunder; and

(m) "Trustees" refers to the Trustees of the Trust and of each Series hereunder named herein or elected in accordance with Article III.

ARTICLE II - PURPOSE OF TRUST

Section 1.1 This Trust is formed for the following purpose or purposes:

(a) to operate as an investment company and to offer Shareholders of the Trust and each Series of the Trust one or more investment programs;

(b) to subscribe for, invest in, reinvest in, purchase or otherwise acquire, hold, pledge, sell, assign, transfer, lend, write options on, exchange, distribute or otherwise dispose of and deal in and with securities of every nature, kind, character, type and form, including, without limitation of the generality of the foregoing, all types of stocks, shares, futures contracts, bonds, debentures, notes, bills and other negotiable or non-negotiable instruments, obligations, evidences or interest, certificates of interest, certificates of participation, certificates, interests, evidences of ownership, guarantees, warrants, options or evidences of indebtedness issued or created by or guaranteed as to principal and interest by any state of local  government or any agency or instrumentality thereof, by the United States Government or any agency, instrumentality, territory, district or possession thereof, by any foreign government or any agency, instrumentality, territory, district or possession thereof, by any corporation organized under the laws of any state, the United States or any territory or possession thereof or under the laws of any state, the United States or any territory or possession thereof or under the laws of any foreign country, bank certificates of deposit, bank time deposits, bankers' acceptances and commercial paper; to pay for the same in cash or by the issue of stock, including treasury stock, bonds or notes of the Trust or otherwise; and to exercise any and all rights, powers and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more persons, firms, associations or corporations to exercise any of said rights, powers and privileges in respect of any said instruments;

(c) to borrow money or otherwise obtain credit and to secure the same by mortgaging, pledging or otherwise subjecting as security the assets of the Trust; to endorse, guarantee, or undertake the performance of an obligation or engagement of any other person and to lend Trust property;

(d) to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell,  reissue, dispose of, and otherwise deal in, Shares, including Shares in fractional denominations, and to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or other assets of the appropriate series or class of Shares, whether capital or surplus or otherwise, to the full extent now or hereafter permitted by the laws of the State of Delaware;

(e) to conduct its business, promote its purposes, and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all States of the United States of America, in the District of Columbia, and in any other parts of the world; and (f) to do all and everything necessary, suitable, convenient, or proper for the conduct, promotion, and attainment of any of the businesses and purposes herein specified or which at any time may be incidental thereto or may appear conducive to or expedient for the accomplishment of any of such businesses and purposes and which might be engaged in or carried on by a Trust organized under the Act, and  to have and exercise all of the powers conferred by the laws of the State of Delaware upon a Delaware statutory trust.

The foregoing provisions of this Article II shall be construed both as purposes and powers and each as an independent purpose and power.

ARTICLE III - THE TRUSTEES

Section 3.1 Number, Designation, Election, Term, etc.

(a) Trustees. Immediately following adoption of this Declaration of the Trust, the initial Trustee of the Trust and of each Series hereunder shall be John Diederich..

(b) Number. The Trustees serving as such, whether named above or hereafter becoming Trustees, may increase or decrease the number of Trustees to a number other than the number theretofore determined. No decrease in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of such Trustee's term, but the number of Trustees may be decreased in conjunction with the removal of a Trustee pursuant to subsection (e) of this Section 3.1.

(c) Election and Term. Trustees in addition to those named herein may become such by election by Shareholders or the Trustees in office pursuant to Section 3.1(f). Each Trustee, whether named above or hereafter becoming a Trustee, shall serve as a Trustee of the Trust and of each Series hereunder during the lifetime of this Trust and until its termination as hereinafter provided except as such Trustee sooner dies, resigns, retires or is removed. Subject to Section 16(a) of the 1940 Act or any other applicable law, the Trustees may elect their own successors and may, pursuant to Section 3.1(f) hereof, appoint Trustees to fill vacancies.

(d) Resignation and Retirement. Any Trustee may resign or retire as a Trustee, by written instrument signed by such Trustee and delivered to the other Trustees or to any officer of the Trust, and such resignation or retirement shall take effect upon such delivery or upon such later date as is specified in such instrument and shall be effective as to the Trust and each Series hereunder. In addition, each Trustee shall be required to retire in accordance with the terms of any retirement policy then in effect that has been approved by vote of a majority of all Trustees (or in the case of an Independent Trustee, a majority of the Independent Trustees).

(e) Removal. Any Trustee may be removed with or without cause at any time: (i) by written instrument, signed by at least two-thirds of the number of the other Trustees (or in the case of an Independent Trustee, two-thirds of the number of the other Independent Trustees) in office immediately prior to such removal, specifying the date upon which such removal shall become effective; or (ii) by vote of Shareholders holding not less than two-thirds of the Shares then outstanding, cast in person or by proxy at any meeting called for the purpose; or (iii) by a written declaration signed by Shareholders holding not less than two-thirds of the Shares then outstanding and filed with the Trust's custodian. Any such removal shall be effective as to the Trust and each Series hereunder.

(f) Vacancies. Any vacancy or anticipated vacancy resulting from any reason, including without limitation the death, resignation, retirement, removal or incapacity of any of the Trustees, or  resulting from an increase in the number of Trustees by the other Trustees may (subject to the requirements of the 1940 Act and other applicable law) be filled by a majority of the remaining Trustees through the appointment in writing or by resolution of the Trustees, duly adopted, which shall be recorded in the minutes of a meeting of the Trustees, of such other person as such remaining Trustees in their discretion shall determine and such appointment shall be effective upon the written acceptance of the person named therein to serve as a Trustee and agreement by such person to be bound by the provisions of this Trust Instrument, except that any such appointment in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees to be effective at a later date shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees. As soon as any Trustee so appointed shall have accepted such appointment and shall have agreed to be bound by this Trust Instrument and the appointment is effective, the Trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance.

(g) Effect of Death, Resignation, etc. The death, resignation, retirement, removal or incapacity of the Trustees, or any one of them, shall not operate to annul or terminate the Trust or any Series hereunder or to revoke or terminate any existing agency or contract created or entered into pursuant to the terms of this Trust Instrument.

(h) No Accounting. Except to the extent required by the 1940 Act or other applicable law or under circumstances which would justify removal for cause, no person ceasing to be a Trustee as a result of death, resignation, retirement, removal or incapacity (nor the estate of any such person) shall be required to make an accounting to the Shareholders or remaining Trustees upon such cessation.

Section 3.2 Powers of Trustees. Subject to the provisions of this Trust Instrument, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility and the purpose of the Trust. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust. The Trustees shall not be bound or limited by present or future laws or customs with regard to investment by trustees or fiduciaries, but shall have full authority and absolute power and control over the assets of the Trust and the business of the Trust to the same extent as if  the Trustees were the sole owners of the assets of the Trust and the business in their own right, including such authority, power and control to do all acts and things as they, in their discretion, shall deem proper to accomplish the purposes of this Trust.

Without limiting the foregoing, the Trustees may adopt By-Laws not inconsistent with this Trust Instrument providing for the conduct of the business and affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may sue or be sued in the name of the Trust; they may from time to time in accordance with the provisions of Section 4.1 hereof establish Series, each such Series to operate as a separate and distinct investment medium and with separately defined investment objectives and policies and distinct investment purposes; they may from time to time in accordance with the provisions of Section 4.1 hereof establish classes of Shares of any Series or divide the Shares of any Series into classes; they may as they consider appropriate elect and remove officers and appoint and terminate agents and consultants and hire and terminate employees, any one or more of the foregoing of whom may be a Trustee, and may provide for the compensation of all of the foregoing; they may appoint from their own number, and terminate, any one or more committees consisting of one or more Trustees, which may, subject to the 1940 Act or other applicable law, exercise some or all of the power and authority of the Trustees as the Trustees may determine; in accordance with

Section 3.3 hereof they may employ one or more advisers, administrators, depositories and custodians and may authorize any depository or custodian to employ subcustodians or agents and to deposit all or any part of such assets in a system or systems for the central handling of securities and debt instruments, retain transfer, dividend, accounting or Shareholder servicing agents or any of the foregoing, provide for the distribution of Shares by the Trust through one or more distributors, principal underwriters or otherwise, and set record dates or times for the determination of Shareholders or various of them with respect to various matters; they may compensate or provide for the compensation of the Trustees, officers, advisers, administrators, custodians, other agents, consultants and employees of the Trust or the Trustees on such terms as they deem appropriate; and in general they may delegate to any officer of the Trust, to any committee of the Trustees and to any employee, adviser, administrator, distributor, depository, custodian, transfer and dividend disbursing agent, or any other agent or consultant of the Trust such authority, powers, functions and duties as they consider desirable or appropriate for the conduct of the business and affairs of the Trust, including without implied limitation, the power and authority to act in the name of the Trust and any Series and of the Trustees, to sign documents and to act as attorney-in-fact for the Trustees.

Without limiting the foregoing and to the extent not inconsistent with the 1940 Act or other applicable law, the Trustees shall have power and authority for and on behalf of the Trust and each separate Series established hereunder:

(a) Investments. To invest and reinvest cash and other property, and to hold cash or other property uninvested without in any event being bound or limited by any present or future law or custom in regard to investments by trustees;

(b) Disposition of Assets. To sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust;

(c) Ownership Powers. To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities, debt instruments or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities, debt instruments or property as the Trustees shall deem proper;

(d) Subscription. To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities or debt instruments;

(e) Form of Holding. To hold any security, debt instrument or property in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form, or in the name of the Trustees or of the Trust or of any Series or in the name of a custodian, subcustodian or other depository or a nominee or nominees or otherwise subject to proper safeguards according to the usual proactive of Delaware business trusts of investment companies;

(f) Reorganization, etc. To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer, any security or debt instrument of which is or was held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer, and to pay calls or subscriptions with respect to any security or debt instrument held in the Trust;

(g) Voting Trusts, etc. To join with other holders of any securities or debt instruments in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security or debt instrument with, or transfer any security or debt instrument to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security or debt instrument (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

(h) Compromise. To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any Series or any matter in controversy, including but not limited to claims for taxes;

(i) Partnerships, etc. To enter into joint ventures, general or limited partnerships and any other combinations or associations;

(j) Borrowing and Security. To borrow funds and to mortgage and pledge the assets of the Trust or any part thereof to secure obligations arising in connection with such borrowing;

(k) Guarantees, etc. To endorse or guarantee the payment of any notes or other obligations of any person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust property or any part thereof to secure any of or all such obligations;

(l) Insurance. To purchase and pay for entirely out of Trust property such insurance and/or bonding as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, willful misfeasance, bad faith, gross negligence or reckless disregard, whether or not the Trust would have the power to indemnify such person against such liability;

(m) Pensions, etc. To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents, of the Trust;

(n) Distribution Plans. To adopt on behalf of the Trust or any Series with respect to any class thereof a plan of distribution and related agreements thereto pursuant to the terms of Rule 12b-1 under the 1940 Act and to make payments from the assets of the Trust or the relevant Series pursuant to said Rule 12b-1 Plan or otherwise pursuant to a plan of distribution of any kind;

(o) Income Distribution. To make distributions of income and of capital gains to Shareholders in the manner provided herein;

(p) Shareholder Minimums. To establish, from time to time, a minimum investment for Shareholders in the Trust or in one or more Series or classes, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum upon giving notice to such Shareholder;

(q) Interpretation. To interpret the investment policies, practices or limitations of any Series; and

(r) Registered Office, etc. To establish a registered office and have a registered agent in the state of Delaware.

Section 3.3 Certain Contracts. Subject to compliance with the provisions of the 1940 Act or other applicable law, but notwithstanding any limitations of present and future law or custom in regard to delegation of powers by trustees generally, the Trustees may, at any time and from time to time and without limiting the generality of their powers and authority otherwise set forth herein, enter into one or more contracts with any one or more corporations, trusts, associations, partnerships, limited partnerships, limited liability companies, other type of organizations, or individuals (a "Contracting Party"), to provide for the performance and assumption of some or all of the following services, duties and responsibilities to, for or on behalf of the Trust and/or  any Series or class thereof, and/or the Trustees, and to provide for the performance and assumption of such other services, duties and responsibilities in addition to those set forth below as the Trustees may determine appropriate:

(a) Advisory. Subject to the general supervision of the Trustees and in conformity with the stated policy of the Trustees with respect to the investments of the Trust or of the assets belonging to any Series, to manage such investments and assets, make investment decisions with respect thereto, and to place purchase and sale orders for portfolio transactions relating to such investments and assets;

(b) Administration. Subject to the general supervision of the Trustees and in conformity with any policies of the Trustees with respect to the operations of the Trust and each Series (including each class thereof), to supervise all or any part of the operations of the Trust and each Series, and to provide all or any part of the administrative and clerical personnel, office space and office equipment and services appropriate for the efficient administration and operations of the Trust and each Series;

(c) Distribution. To distribute the Shares of the Trust and each Series (including any classes thereof), to the principal underwriter of such Shares, and/or to act as agent of the Trust and each Series in the sale of Shares and the acceptance or rejection of orders for the purchase of Shares;

(d) Custodian and Depository. To act as depository for and to maintain custody of the property of the Trust and each Series in connection therewith;

(e) Transfer and Dividend Disbursing Agency. To maintain records of the ownership of outstanding Shares, the issuance and redemption and the transfer thereof, and to disburse any dividends declared by the Trustees and in accordance with the policies of the Trustees and/or the instructions of any particular Shareholder to reinvest any such dividends;

(f) Shareholder Servicing. To provide service with respect to the relationship of the Trust and its Shareholders, records with respect to Shareholders and their Shares, and similar matters; and

(g) Accounting. To handle all or any part of the accounting responsibilities, whether with respect to the Trust's properties, Shareholders or otherwise.

The same person may be the Contracting Party for some or all of the services, duties and responsibilities to, for and of the Trust and/or the Trustees, and the contracts with respect thereto may contain such terms interpretive of or in addition to the delineation of the services, duties and responsibilities provided for, including provisions that are not inconsistent with the 1940 Act or other applicable law relating to the standard of duty of and the rights to indemnification of the Contracting Party and others, as the Trustees may determine. Nothing herein shall preclude, prevent or limit the Trust or a Contracting Party from entering into sub-contractual arrangements relating to any of the matters referred to in Sections 3.3(a) through (g) hereof or relating to any other matters as the Trustees may deem appropriate.

The fact that:

(i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any Contracting Party, or of or for any parent or affiliate of any Contracting Party or that the Contracting Party or any parent or affiliate thereof is a Shareholder or has an interest in the Trust or any Series, or that

(ii) any Contracting Party may have a contract providing for the rendering of any similar services to one or more other corporations, trusts, associations, partnerships, limited partnerships or other organizations, or have other business or interests, shall not affect the validity of any contract for the performance and assumption of services, duties and responsibilities to, for or of the Trust or any Series and/or the Trustees or disqualify any Shareholder,

Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust, any Series or its Shareholders.

Section 3.4 Payment of Trust Expenses and Compensation of Trustees. The Trustees are authorized to pay or to cause to be paid out of the principal or income of the Trust or any Series, or partly out of principal and partly out of income, and to the full extent permitted by Section 3804 of the Act, to charge, allocate or apportion the same to, between or among such one or more of the Series and/or one or more classes of Shares thereof that may be established and designated pursuant to Article IV, as the Trustees deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, any Series and/or any class of Shares thereof, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser, administrator, distributor, principal underwriter, auditor, counsel, depository, custodian, transfer agent, dividend disbursing agent, accounting agent, Shareholder servicing agent, and such other agents, consultants, and independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur. Without limiting the generality of any other provision hereof, the Trustees shall be entitled to reasonable compensation from the Trust for their services as Trustees and may fix the amount of such compensation.

Section 3.5 Ownership of Assets of the Trust. The assets of the Trust and of each Series shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. Legal title in all of the assets of the Trust and the right to conduct any business shall at all times be considered as vested in the Trust, except that the Trustees may cause legal title to any Trust Property to be held by, or in the name of, one or more grantees acting for and on behalf of the Trust or in the name of person or nominee. No shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or of any Series or any right of partition or possession thereof but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in the Trust or Series based upon the number of Shares owned. The Shares shall be personal property giving only the rights specifically set forth in the Trust Instrument.

Section 3.6 Action by Trustees. Except as otherwise provided by the 1940 Act or other applicable law, this Trust Instrument or the By-Laws, any action to be taken by the Trustees on behalf of or with respect to the Trust or any Series or class thereof may be taken by a majority of the Trustees present at a meeting of Trustees (a quorum, consisting of at least one-third of the Trustees then in office, being present), within or without Delaware, including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time, and participation by such means shall constitute presence in person at a meeting, or by written consents of a majority of the Trustees then in office (or  such larger or different number as may be required by the 1940 Act or other applicable law).

ARTICLE IV - SHARES

Section 4.1 Description of Shares. The beneficial interest in the Trust shall be  ivided into Shares, with a per share par value of [$.0001], but the Trustees shall have the authority from time to time, without a vote of shareholders, to issue Shares in one or more Series as they deem necessary or desirable (each of which Series of Shares shall represent the beneficial interest in a separate and distinct sub-trust of the Trust), including without limitation each Series specifically established and designated in Section 4.2. For all purposes under this Trust Instrument or otherwise, including, without implied limitation, (i) with respect to the rights of creditors and (ii) for purposes of interpreting the relevant rights of each Series and the Shareholders of each Series, each Series established hereunder shall be deemed to be a separate trust. The Trustees shall have exclusive power without the requirement of Shareholder approval to establish and designate such separate and distinct Series, and to fix and determine the relative rights and preferences as between the shares of the separate Series including the right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the several Series shall have separate voting rights or no voting rights. The Trustees shall have exclusive power to take such other action with respect to the Shares as the Trustees may deem desirable.

In addition, the Trustees shall have exclusive power, without the requirement of Shareholder approval, to issue classes of Shares of any Series or divide the Shares of any Series into classes, each class having such different dividend, liquidation, voting and other rights and characteristics as the Trustees may determine, and may establish and designate the specific classes of Shares of  each Series. The fact that a Series shall have initially been established and designated without any specific establishment or designation of classes (i.e., that all Shares of such Series are initially of a single class), or that a Series shall have more than one established and designated class, shall not limit the authority of the Trustees to establish and designate separate classes, or one or more additional classes, of said Series without approval of the holders of the initial class thereof, or previously established and designated class or classes thereof.

The number of authorized Shares and the number of Shares of each Series or class thereof that may be issued is unlimited, and the Trustees may issue Shares of any Series or class thereof for such consideration and on such terms as they may determine (or for no consideration if pursuant to a Share dividend or split-up), all without action or approval of the Shareholders. All Shares when so issued on the terms determined by the Trustees shall be fully paid and non-assessable (but may be subject to mandatory contribution back to the Trust as provided in subsection (g) of Section 4.2). The Trustees may classify or reclassify any unissued Shares or any Shares previously issued and reacquired of any Series or class thereof into one or more Series or classes thereof that may be established and designated from time to time. The Trustees may hold as treasury Shares, reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Series or class thereof reacquired by the Trust. The Trustees, without the requirement of Shareholder approval, may redesignate, reclassify or convert the Shares of a class of any Series into a new or existing class of Shares of the same Series on such fair and equitable terms and conditions as the Trustees may determine in their sole discretion.

The Trustees may from time to time close the transfer books or establish record dates and times for the purposes of determining the holders of Shares entitled to be treated as such, to the extent provided or referred to in Section 5.3.

The establishment and designation of any Series or of any class of Shares of any Series in addition to those established and designated in Section 4.2 shall be effective upon the adoption of a resolution by the Trustees. The Trustees may by an instrument executed by a majority of their number (or by an instrument executed by an officer of the Trust pursuant to the vote of a majority of the Trustees) and without any prior authorization or vote of shareholders of the affected Series or Class abolish that Series or class and the establishment and designation thereof whether or not there are any Shares of that Series or class outstanding previously established or designated at the time. Each instrument establishing and designating any Series shall have the status of an amendment to this Trust Instrument.

Any Trustee, officer or other agent of the Trust, and any organization in which any such person is interested may acquire, own, hold and dispose of Shares of any Series (including any classes thereof) of the Trust to the same extent as if such person were not a Trustee, Officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares of any Series (including any classes thereof) from any such person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of Shares of such Series (including any classes thereof) generally.

Section 4.2 Establishment and Designation of Series. Without limiting the authority of the Trustees set forth in Section 4.1 to establish and designate any further Series, the Trustees have established and designated one (1) Series: The Revolution Fund. The Shares of such Series and classes thereof and any Shares of any further Series or classes thereof that may from time to time be established and designated by the Trustees shall have the following relative rights and preferences (unless the Trustees otherwise determine with respect to some further Series or classes thereof at the time of establishing and designating the same):

(a) Assets Belonging to Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series or any classes thereof, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be,shall be held by the Trustees in trust for the benefit of the holders of Shares of that Series or class thereof and shall belong to that Series (and be allocable to any classes thereof) for all purposes, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, together with any General Items (as hereinafter defined) allocated to that Series as provided in the following sentence, are herein referred to as "assets belonging to" that Series (and allocable to any classes thereof). In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Series (collectively "General Items"), the Trustees shall allocate such General Items to and among any one or more of the Series established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable; and any General Items so allocated to a particular Series shall belong to that Series (and be allocable to any classes thereof). Each such allocation by the Trustees shall be conclusive and binding upon the holders of all Shares of all Series (including any classes thereof) for all purposes.

(b) Liabilities Belonging to Series. The assets belonging to each particular Series shall be charged with the liabilities in respect of that Series and all expenses, costs, charges and reserves belonging to that Series, and any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series shall, to the fullest extent permitted by Section 3804 of the Act, be charged, allocated and apportioned by the Trustees to and among any one or more of the Series established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. In addition, the liabilities in respect of a particular class of Shares of a particular Series and all expenses, costs, charges and reserves belonging to that class of Shares,  and any general liabilities, expenses, costs, charges or reserves of that particular Series which are not readily identifiable as belonging to any particular class of Shares of that Series shall be allocated and charged by the Trustees to and among any one or more of the classes of Shares of that Series established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves allocated and so charged to a Series or class thereof are herein referred to as "liabilities belonging to" that Series or class thereof. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the Shareholders, creditors and any other persons dealing with the Trust or any Series (including any classes thereof) for all purposes. Any creditor of any Series may look only to the assets of that Series to satisfy such creditor's debt.

(c) Dividends. Dividends and distributions on Shares of a particular Series or any class thereof may be paid with such frequency as the Trustees may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of Shares of that Series or class, from such of the income and capital gains, accrued or realized, from the assets belonging to that Series, or in the case of a class, belonging to that Series and allocable to that class, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that Series or allocable to that class. All dividends and distributions on Shares of a particular Series or class thereof shall be distributed pro rata to the holders of Shares of that Series or class in  proportion to the number of Shares of that Series or class held by such holders at the date and time of record established for the payment of such dividends or distributions, except that in connection with any dividend or distribution program or procedure the Trustees may determine that no dividend or distribution shall be payable on Shares as to which the Shareholder's purchase order and/or payment have not been received by the time or times established by the Trustees under such program or procedure. Such dividends and distributions may be made in cash or Shares of that Series or class or a combination thereof as determined by the Trustees or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such dividend or distribution to that Shareholder. Any such dividend or distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with subsection (h) of Section 4.2.

The Trustees shall have full discretion to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

(d) Liquidation. In the event of the liquidation or dissolution of the Trust, the holders of Shares of each Series or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Series (or in the case of a class, belonging to that Series and allocable to that class) over the liabilities belonging to that Series (or in the case of a class, belonging to that Series and allocable to that class). The assets so distributable to the holders of Shares of any particular Series or class thereof shall be distributed among such holders in proportion to the relative net asset value of Shares of that Series or class thereof held by them and recorded on the books of the Trust. The liquidation of any particular Series or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.  Prior to giving effect to any such authorization, the Trust shall notify the Shareholders of the relevant Series or class.

(e) Voting. On each matter submitted to a vote of the Shareholders, each holder of a whole or fractional Share shall be entitled to one vote for each whole or fractional dollar of net asset value standing in such Shareholder's name on the books of the Trust irrespective of the Series thereof or class thereof and all Shares of all Series and classes thereof shall vote together as a single class; provided, however, that as to any matter (i) with respect to which a separate vote of one or more Series or classes thereof is required by the 1940 Act or other applicable law or by action of the Trustees in establishing and designating the Series or class, such requirements as to a separate vote by such Series or class thereof shall apply in lieu of all Shares of all Series and classes thereof voting together; and (ii) as to any matter which affects the interests of one or more particular Series or classes thereof, only the holders of Shares of the one or more affected Series or classes shall be entitled to vote, and each such Series or class shall vote as a separate class.

(f) Redemption by Shareholder. Each holder of Shares of a particular Series or any class thereof shall have the right at such times as may be permitted by the Trust to require the Trust to redeem all or any part of such holder's Shares of that Series or class thereof at a redemption price equal to the net asset value per Share of that Series or class thereof next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption, subject to any contingent deferred sales charge or redemption charge in effect at the time of redemption. Payment of the redemption price shall be in cash; provided, however, that if the Trustees determine, which determination shall be conclusive, that conditions exist which make payment wholly in cash unwise or undesirable, the Trust may, subject to the requirements of the 1940 Act or other applicable law, make payment wholly or partly in securities or other assets belonging to the Series of which the Shares being redeemed are part at the value of such securities or assets used in such determination of net asset value.

Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series or class thereof to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act and other applicable law.

(g) Redemption by Trust. Each Share of each Series or class thereof that has been established and designated is subject to redemption by the Trust at the redemption price which would be applicable if such Share was then being redeemed by the Shareholder pursuant to subsection (f) of this Section 4.2: (i) at any time, in the sole discretion of the Trustees and without any prior notice to or authorization by or vote of the shareholders or (ii) upon such other conditions as may from time to time be determined by the Trustees and set forth in the then current Prospectus. Upon such redemption the holders of the Shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price.

(h) Net Asset Value. The net asset value per Share of any Series shall be (i) in the case of a Series whose Shares are not divided into classes, the quotient obtained by dividing the value of the net assets of that Series (being the value of the assets belonging to that Series less the liabilities belonging to that Series) by the total number of Shares of that Series outstanding, and (ii) in the case of a class of Shares of a Series whose Shares are divided into classes, the quotient obtained by dividing the value of the net assets of that Series allocable to such class (being the value of the assets belonging to that Series and allocable to such class less the liabilities belonging to that Series and allocable to such class) by the total number of Shares of such class outstanding; all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time.

Net asset value shall be determined separately for each Series and shall be determined on such days and at such times as the Trustees may determine. Such determination shall be made with respect to securities for which market quotations are readily available, at the market value of such securities; and with respect to other securities and assets at the fair value as determined in good faith by the Trustees; provided, however, that the Trustees, without Shareholder approval, may alter the method of valuing portfolio securities insofar as permitted under the 1940 Act and the rules, regulations, and interpretations thereof promulgated or issued by the Commission or insofar as permitted by any order of the Commission applicable to the Series. The Trustees may delegate any of their powers and duties under this Section 4.2 with respect to valuation of assets and liabilities. At any time the Trustees may cause the net asset value per Share last determined to be determined again in similar manner and may fix the time when such redetermined value shall become effective.

(i) Transfer. All Shares of each particular Series or class thereof shall be transferable, but transfers of Shares of a particular Series or class thereof will be recorded on the Share transfer records of the Trust applicable to that Series or class only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series or class and at such other times as may be permitted by the Trustees.

(j) Equality. Except as provided herein or in the instrument designating and establishing any class of Shares or any Series, all Shares of each particular Series or class thereof shall represent an equal proportionate interest in the assets belonging to that Series, or in the case of a class, belonging to that Series and allocable to that class, subject to the liabilities belonging to that Series or class, and each Share of any particular Series or class shall be equal to each other Share of that Series or class; but the provisions of this sentence shall not restrict any distinctions permissible under subsection (c) of this Section 4.2 that may exist with respect to dividends and distributions on Shares of the same Series or class. The Trustees may from time to time divide or combine the Shares of any particular Series or class into a greater or lesser number of Shares of that Series or class without thereby changing the aroportionate beneficial interest in the assets belonging to that Series and allocable to that class or in any way affecting the rights of Shares of any other Series or class.

(k) Fractions. Any fractional Share of any Series or class, if any such fractional Share is outstanding, shall carry proportionately all the rights and obligations of a whole Share of that Series or class, including rights and obligations with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust.

(1) Conversion Rights. Subject to compliance with the requirements of the 1940 Act and other applicable law, the Trustees shall have the authority to provide that holders of Shares of any Series or class thereof shall have the right to convert said Shares into Shares of one or more other Series or class thereof in accordance with such requirements and procedures as may be established by the Trustees.

(m) Class Differences. The relative rights and preferences of the classes of any Series may differ in such other respects as the Trustees may determine to be appropriate in their sole discretion.

[(n) Without limiting the authority of the Trustees set forth in Section 4.1 to establish and designate any further Series, the Trustees have established and designated (1) Series: The Revolution Fund.]

Section 4.3 Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series and each class thereof that has been established and designated. No certificates certifying the ownership of Shares need be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the use of facsimile signatures, the transfer of Shares and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders and as to the number of Shares of each Series and class thereof held from time to time by each such Shareholder.

Section 4.4 Investments in the Trust. The Trustees may accept or reject investments in the Trust and each Series from such persons and on such terms and for such consideration, not inconsistent with the provisions of the 1940 Act and other applicable law, as they from time to time authorize or determine. The Trustees may authorize any distributor, principal underwriter, custodian, transfer agent or other person to accept orders for the purchase of Shares that conform to such authorized terms and to reject any purchase orders for Shares whether or not conforming to such authorized terms.

Section 4.5 No Pre-emptive Rights. Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Series.

Section 4.6 Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the Trust or any Series thereof nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or  elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

Section 4.7 No Appraisal Rights. Shareholders shall have no right to demand payment for their shares or to any other rights of dissenting shareholders in the event the Trust participates in any transaction which would give rise to appraisal or dissenters' rights by a shareholder of a corporation organized  under the Laws of the State of Delaware, or otherwise.

Section 4.8 Derivative Actions. In addition to the requirements set forth in Section 3816 of the Act, a Shareholder may bring a derivative action on behalf of the Trust only if the following conditions are met:

(a) The Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed. For purposes of this Section 4.8(a), a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a Shareholder demand by virtue of the fact that such Trustee receives remuneration for his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies that are under common management with or otherwise affiliated with the Trust.

(b) Unless a demand is not required under paragraph (a) of this Section 4.8, Shareholders eligible to bring such derivative action under the Act who hold at least 10% of the outstanding Shares of the Trust, or 10% of the outstanding Shares of the Series or Class to which such action relates, shall join in the request for the Trustees to commence such action; and

(c) Unless a demand is not required under paragraph (a) of this Section 4.8, the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim.

The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

For purposes of this Section 4.8, the Board of Trustees may designate a committee of one Trustee to consider a Shareholder demand, or to create a  committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue.

ARTICLE V - SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 5.1 Voting Powers. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act or other applicable law, (iii) with respect to any termination or reorganization of the Trust to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Trust Instrument to the extent and as provided in Section 7.3, (v) with respect to such additional matters relating to the Trust as may be required by the 1940 Act or other applicable law, this Trust Instrument, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as  the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Proxies may be given by or on behalf of a shareholder orally or in writing or pursuant to any computerized, telephonic, or mechanical data gathering process, but with respect to a proposal by anyone other than the officers or Trustees that is submitted to a vote of the Shareholders of any Series or Class, or with respect to a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed or otherwise given by or on behalf of any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed or otherwise given by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Trust Instrument or the By-Laws to be taken by Shareholders.

Section 5.2 Meetings. No annual or regular meeting of Shareholders is required.  Special meetings of Shareholders may be called by the Trustees from time to time for the purpose of taking action upon any matter requiring the vote or authority of the Shareholders as herein provided or upon any other matter deemed by the Trustees to be necessary or desirable. Shareholder meetings may be held at such time and place as may be selected by the Trustees. Special meetings of the Shareholders of the Trust or of any Series or Class shall be called by the Secretary upon the written request of Shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such Shareholders. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.

Section 5.3 Record Dates. For the purpose of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to participate in any dividend or distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding 30 days (except at or in connection with the termination of the Trust), as the Trustees may determine; or without closing the transfer books the Trustees may fix a date and time not more than 120 days prior to the date of any meeting of Shareholders or other action as the date and time of record for the determination of Shareholders entitled to vote at such meeting or any adjournment thereof or to be treated as Shareholders of record for purposes of such other action, and any Shareholder who was a Shareholder at the date and time so fixed shall be entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action, even though such Shareholder has since that date and time disposed of such Shareholder's Shares, and no Shareholder becoming such after that date and time shall be so entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action.

Section 5.4 Quorum and Required Vote. Except as otherwise provided by the 1940 Act or other applicable law, one third of the votes entitled to be cast shall be a quorum for the transaction of business at a Shareholders' meeting, but any lesser number shall be sufficient for adjournments. Any meeting of shareholders, whether or not a quorum is present, may be adjourned for any lawful purpose. Any adjourned session or sessions may be held, within a reasonable time after the d ate set for the original meeting without the necessity of further notice. A majority of the votes cast at a meeting of which a quorum is present shall decide any questions and a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by this Trust Instrument or the By-Laws.

Section 5.5 Action by Written Consent. Subject to the provisions of the 1940 Act and other applicable law, any action taken by Shareholders may be taken without a meeting if Shareholders entitled to cast a majority of the votes on the matter (or such larger proportion thereof as shall be required by the 1940 Act, other applicable law or by any express provision of this Trust Instrument or the By-Laws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

Section 5.6 Inspection of Records. A copy of this Trust Instrument, the Bylaws, and the Trust's certificate of trust filed in accordance with Section 3812 of the Act, and all amendments thereto, together with copies of any written powers of attorney pursuant to which this Trust Instrument and any certificate and any amendments thereto have been executed shall be made available for inspection by Shareholders for any lawful purpose reasonably related to a Shareholder's interest as a Shareholder. The Trustees may from time to time establish reasonable standards with respect to Shareholder inspection of such documents, including standards governing at what time and location and at whose expense. Subject to the provisions of the 1940 Act, Shareholders shall have no right to obtain from the Trust any other information regarding the affairs of the Trust, including, without limitation, information of the type described in subsections (2)-(4) of Subsection 3812 of the Act.

Section 5.7 Additional Provisions. The By-Laws may include further provisions for Shareholders' votes and meetings and related matters not inconsistent with the provisions hereof.

ARTICLE VI - LIMITATION OF LIABILITY; INDEMNIFICATION

Section 6.1 Trustees, Shareholders, etc. Not Personally Liable; Notice. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Series with which such person dealt for payment under such credit, contract or claim; and neither the Shareholders of any Series nor the Trustees, nor any of the Trust's officers, employees, or agents, whether past, present or future, nor any other Series shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust, any Series or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust (or the Series) or the Trustees and not personally. Nothing in this Trust Instrument shall protect any Trustee or officer against any liability to the Trust or the Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer.

Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer and not individually and that the obligations thereunder are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or of any other Series. Notice of this contractual limitation on liabilities among Series shall be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, liability, obligation or expense incurred, contracted or otherwise existing with respect to that Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series. No Shareholder or former Shareholder of any particular Series shall have any claim or right to institute suit against the Trust or any Series with respect to any matter that does not directly affect that particular Series.

Section 6.2 Trustee's Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder in good faith and with reasonable care under the circumstances shall be binding upon everyone interested. A Trustee shall be liable for such Trustee's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and, subject to the foregoing ,shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel, or other experts with respect to the meaning and operation of this Trust Instrument and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 3.3. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

Section 6.3 Indemnification of Shareholders. In case any Shareholder (or former Shareholder) of any Series of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, said Series (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the Shareholder or former Shareholder (or such Shareholder's heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of said Series estate to be held harmless from and indemnified against all loss and expense arising from such liability.

Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Series in question) each of its Trustees, and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified did not engage in Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee did not engage in Disabling Conduct by (a) a vote of a majority of a quorum of those Independent Trustees who are not parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Series in question in  advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Series in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of those Independent Trustees who are not parties to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.5 Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 6.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a vote of a majority of a quorum of those Independent Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Section 6.7 Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

ARTICLE VII - MISCELLANEOUS

Section 7.1 Duration and Termination of Trust. Unless terminated as provided herein, the Trust shall continue without limitation of time and, without limiting the generality of the foregoing, no change, alteration or modification with respect to any Series or class thereof shall operate to terminate the Trust. The Trust may be terminated at any time by a majority of the Trustees then in office.

Upon termination, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash, securities or other property, or any combination thereof, and distribute the proceeds to the Shareholders in conformity with the provisions of subsection (d) of Section 4.2.

Upon completion of the distribution of the remaining proceeds or the remaining assets as provided herein, the Trust or any affected Series (or classes) shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties with respect to the Trust or Series (or class) shall be canceled and discharged

Section 7.2 Reorganization. The Trust, or any one or more Series, may, either as the successor, survivor, or non-survivor, (1) consolidate or merge with one or more other trusts, sub-trusts, partnerships, limited liability companies, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, to form a consolidated or merged trust, sub-trust, partnership, limited liability company, association or corporation under the laws of which any one of the constituent entities is organized or (2) transfer a substantial portion or all or substantially all of its assets to one or more other trusts, sub-trusts, partnerships, limited liability companies,associations or corporations organized under the laws of the State of Delaware or any other state of the United States, or have one or more such trusts, sub-trusts, partnerships, limited liability companies, associations or corporations transfer a substantial portion of its assets to it, any such consolidation, merger or transfer to be upon such terms and conditions as are specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the Trust, or one or more Series as the case may be, in connection therewith. Any such consolidation, merger or transfer may be authorized at any time by vote of a majority of the Trustees then in office without the need for shareholder approval. Prior to giving effect to any such authorization, the Trust shall notify the Shareholders of the relevant Series.

Without limiting the foregoing, the Trustees may, subject to a vote of a majority of the Trustees and any shareholder approval required under the 1940Act, if any;

(i) sell and convey all or substantially all of the assets of the Trust or any affected Series or class to another Series or class of the Trust or to another trust, partnership, association or corporation, or to a separate series of shares thereof, organized under the laws of any state which trust, partnership, association or corporation is a management investment company as defined in the 1940 Act, or is a series thereof, for adequate consideration which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Series or class, and which may include shares of beneficial interest, stock or other ownership interests of such trust, partnership, association or corporation or of a series thereof;

(ii) enter into a plan of liquidation on order to dissolve and liquidate any Series (or class) of the Trust, or the Trust; or

(iii) at any time sell and convert into money all of the assets of the Trust or any affected Series.

Pursuant to and in accordance with the provisions of Section 3815(f) of the Act, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 7.2 may effect any amendment to the Trust Instrument or effect the adoption of a new trust instrument of the Trust if it is the surviving or resulting trust in the merger or consolidation.

Section 7.3 Amendments. All rights granted to the Shareholders under this Trust Instrument are granted subject to the reservation of the right to amend this Trust Instrument as herein provided, except that no amendment shall repeal the limitations on personal liability of any Shareholder or Trustee or repeal the prohibition of assessment upon the Shareholders without the express consent of each Shareholder or Trustee involved. Subject to the foregoing, the provisions of this Trust Instrument (whether or not related to the rights of Shareholders) may be amended at any time, so long as such amendment does not materially adversely affect the rights of any Shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to the vote of a majority of such Trustees). Any amendment to this Trust Instrument that materially adversely affects the rights of Shareholders may be adopted at any time by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to a vote of a majority of such Trustees) when authorized to do so by the vote in accordance with subsection (e) of Section 4.2 of Shareholders as specified in Section 5.4 hereof. Subject to the foregoing, any such amendment shall be effective as of any time as provided in the instrument containing the terms of such amendment or, if there is no provision therein with respect to effectiveness, upon the execution of such instrument and of a certificate (which may be a part of such instrument) executed by a Trustee or officer of the Trust to the effect that such amendment has been duly adopted.  Notwithstanding anything else herein, any amendment to Article VI which would have the effect of reducing the indemnification and other rights provided thereby to present or former Trustees, officers, employees, and agents of the Trust or to present or former Shareholders, and any repeal or amendment of this sentence, shall each require an affirmative two-thirds vote of Shareholders.

Section 7.4 Filing of Copies; References; Headings. The original or a copy of this instrument and of each amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such amendments have been made, as to the identities of the Trustees and officers, and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such amendments. In this instrument and in any such amendment, references to this instrument, and all expressions like "herein," "hereof" and "hereunder" shall be deemed to refer to this instrument as a whole as the same may be amended or affected by any such amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

Section 7.5 Applicable Law. This Trust Instrument and the Trust created hereunder are governed by and construed and administered according to the Act and the applicable laws of the State of Delaware; provided, however, that there shall not be applicable to the Trust, the Trustees or this Trust Instrument (a) the provisions of Section 3540 of Title 12 of the Delaware Code, or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Act) pertaining to trusts which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Trust Instrument. This Trust instrument creates a trust and not a partnership. The Trust may exercise all powers which are ordinarily exercised by such a statutory trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

Section 7.6 Registered Agent. [The Corporation Service Company of 2711 Centerville Road, Suite 400, City of Wilmington, County of New Castle, Delaware 19808 is hereby designated as the initial registered agent for service of process on the Trust in Delaware. The address of the registered office of the Trust in the State of Delaware is 2711 Centerville Road, Suite 400, City of Wilmington, County of New Castle, Delaware 19808.]

Section 7.7 Integration; Severability. This Trust Instrument constitutes the entire agreement among the parties hereto pertaining to the subject matter hereof and supersedes all prior agreements and understandings pertaining thereto. The provisions of this Trust Instrument are severable. If the Trustees determine, with the advice of counsel, that any provision hereof conflicts with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed not to constitute a part of this Trust Instrument; provided, however, that such determination shall not affect any of the remaining provisions of this Trust Instrument or render invalid or improper any action taken or omitted prior to such determination. If any provision hereof shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision only in such jurisdiction and shall not affect any other provision of this Trust Instrument.

Section 7.8 Use of the Name "Revolution".  Glenmoore Capital LLC d/b/a Revolution Capital ("RC") has consented to the use by the Trust and by each Series and each class thereof to the identifying word "Revolution" in the name of the Trust and of each Series and class thereof. Such consent is conditioned upon the Trust's employment of RC as investment adviser to the Trust and to each Series and each class thereof. As between RC and the Trust, RC shall control the use of such name insofar as such name contains the identifying word "Revolution" RC may from time to time use the identifying word "Revolutions" or license the use of the identifying word  "Revolution" in other connections and for other purposes, including without limitation in the names of other investment companies, corporations or businesses that it or one of its affiliates may manage, advise, sponsor or own or in which it or one of its affiliates may have a financial interest. RC may require the Trust or any Series or class thereof to cease using the identifying word "Revolution" in the name of the Trust or any Series or any class thereof if the Trust or any Series or class thereof ceases to employ RC or a subsidiary or affiliate thereof as investment adviser.

IN WITNESS WHEREOF, the undersigned hereunto has set his hand and seal in the Town of Glenmoore, PA, for themselves and their assigns, as of the day and year first above written.

/s/  John Diederich

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Dated: Effective as of May 26, 2009

99.23 (b) Bylaws of Revolution Series Trust (filed herewith)

The Revolution Series Trust,

A Delaware Trust

BYLAWS

May 26, 2009

BYLAWS

OF

THE REVOLUTION SERIES TRUST

(A DELAWARE TRUST)

These bylaws of the Revolution Series Trust (the "Trust"), a Delaware statutory trust, are subject to the Trust Instrument of the Trust dated May 26, 2009, as from time to time amended, supplemented or restated (the "Trust Instrument"). Capitalized terms used herein have the same meaning as in the Trust Instrument.

ARTICLE I - PRINCIPAL OFFICE

SECTION 1. PRINCIPAL OFFICE. The principal office of the Trust shall be located in 1 Normandy Circle

Glenmoore, PA 19343100 , or such other location as the Trustees may from time to time determine. The Trust may establish and maintain other offices and places of business as the Trustees may from time to time determine.

SECTION 2. SEAL. The Trustees may authorize a suitable seal of the Trust, in such form and bearing such inscriptions as it may determine.

ARTICLE II - MEETINGS OF TRUSTEES

SECTION 1. REGULAR MEETINGS. Meetings of the Trustees may be held at such places and such times as the Trustees may from time to time determine. Such meetings may be called orally or in writing by the Chairman of the Trustees, the President or the Secretary or by any two other Trustees. Each Trustee shall be given notice of any meeting by fax or electronic mail at least forty-eight hours before the meeting or by telephone at least twenty-four hours before the meeting. Notice of a meeting need not be given to any Trustee if a written waiver of notice, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting.

SECTION 2. ACTION WITHOUT A MEETING. Actions may be taken by the Trustees without a meeting or by a telephone meeting, as provided in Article III, Section 3.6, of the Trust Instrument.

SECTION 3. COMPENSATION OF TRUSTEES. Each Trustee may receive such compensation from the Trust for his or her services and reimbursement for his or her expenses as may be fixed from time to time by the Trustees.

ARTICLE III - COMMITTEES

SECTION 1. ORGANIZATION. The Trustees may designate one or more committees of the Trustees. The Chairmen of such committees shall be elected by the Trustees. The number composing such committees and the powers conferred upon the same shall be determined by the vote of a majority of the Trustees. All members of such committees shall hold office at the pleasure of the Trustees. The Trustees may abolish any such committee at any time in their sole discretion. Any committee to which the Trustees delegate any of their powers shall maintain records of its meetings and shall report its actions to the Trustees. The Trustees shall have the power to rescind any action of any committee, but no such rescission shall have retroactive effect. The Trustees shall have the power at any time to fill vacancies in the committees. Subject to the Investment Company Act of 1940, as amended, (the "1940 Act") and other applicable law, the Trustees may delegate to these committees such authority, powers, functions and duties as they consider desirable or appropriate for the conduct of the business and affairs of the Trust.

SECTION 2. NOMINATING AND GOVERNANCE COMMITTEE. The Trustees may elect from their own number a Nominating and Governance Committee which shall have the power to select and nominate Trustees who are not Interested Persons, and shall have such other powers and perform such other duties as may be set forth in a written charter document adopted by the Trustees, as amended from time to time.

SECTION 3. REVIEW COMMITTEE. The Trustees may elect from their own number a Review Committee which shall have the power to review and evaluate the audit function, including recommending independent certified public accountants, and shall have such other powers and perform such other duties as may be set forth in a written charter document adopted by the Trustees, as amended from time to time.

SECTION 4. VALUATION COMMITTEE. The Trustees may elect from their own number a Pricing Committee which shall have the power to determine the fair value of portfolio securities for which market prices are not readily available, and shall have such other powers and perform such other duties as may be set forth in a written charter document adopted by the Trustees.

SECTION 5. OTHER COMMITTEES. The Trustees may appoint other committees whose members need not be Trustees. Each such committee shall have such powers and perform such duties as may be assigned to it from time to time by the Trustees, but shall not exercise any power which may lawfully be exercised only by the Trustees or a committee thereof.

SECTION 6. PROCEEDINGS AND QUORUM. The Trustees will adopt a written charter setting forth, among other things, such rules and regulations governing the proceedings, quorum and manner of acting of each committee as the Trustees shall deem proper and desirable. In the event any member of any committee is absent from any meeting, the members present at the meeting, whether or not they constitute a quorum, may appoint a member of the Trustees to act in the place of such absent member.

SECTION 7. COMPENSATION OF COMMITTEE MEMBERS. Each committee member may receive such compensation from the Trust for his or her services and reimbursement for his or her expenses as may be fixed from time to time by the Trustees.

ARTICLE IV - OFFICERS

SECTION 1. GENERAL. The officers of the Trust shall include a Chief Executive Officer, President, a Chief Financial Officer, Treasurer and a Secretary and may include a Chairman of the Trustees, one or more Vice Chairmen, Vice Presidents, Assistant Treasurers or Assistant Secretaries, and such other officers as the Trustees may from time to time elect. It shall not be necessary for any Trustee or other officer to be a Shareholder of the Trust. Any person may hold more than one office. Except for the Chairman and any Vice Chairman, no officer need be a Trustee.

SECTION 2. ELECTION, TENURE AND QUALIFICATIONS OF OFFICERS. The officers of the Trust, except those appointed as provided in Sections 5 and 12 of this Article, shall be elected by the Trustees. Each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier resignation. Any person may hold one or more offices of the Trust concurrently.

SECTION 3. VACANCIES AND NEWLY CREATED OFFICERS. Whenever a vacancy shall occur in any office, regardless of the reason for such vacancy, or if any new office shall be created, such vacancies or newly created offices may be filled by the Trustees at any meeting or, in the case of any office created pursuant to Section 12 of this Article, by any officer upon whom such power shall have been conferred by the Trustees.

SECTION 4. REMOVAL AND RESIGNATION. Any officer may be removed from office by the vote of a majority of the Trustees given at any meeting of the Trustees.  In addition, any officer or agent appointed in accordance with the provisions of Section 12 of this Article may be removed, with or without cause, by any officer upon whom such power of removal shall have been conferred by the Trustees. Any officer may resign from office at any time by delivering a written resignation to the Trustees, the President, the Secretary, or any Assistant Secretary. Unless otherwise specified therein, such resignation shall take effect upon delivery.

SECTION 5. CHAIRMAN OF THE TRUSTEES. The Trustees may appoint one of their number to be Chairman of the Trustees. The Chairman shall preside at all meetings of the Trustees and Shareholders and shall have such other duties as may be assigned to the Chairman by the Trustees from time to time.

SECTION 6. PRESIDENT. In the Chairman's and any Vice Chairman's absence or if no Chairman or Vice Chairman has been appointed, the President shall preside at all Trustees' and Shareholders' meetings and in general exercise the powers and perform the duties of the Chairman of the Trustees, as described in these Bylaws. The President shall exercise such other powers and perform such other duties as the Trustees may from time to time assign to the President.

SECTION 7. CHIEF EXECUTIVE OFFICER. Subject to the direction of the Trustees, the Chief Executive Officer shall have general charge of the business affairs, policies and property of the Trust and general supervision over its officers, employees and agents. Except as the Trustees may otherwise order, the Chief Executive Officer shall have the power to grant, issue, execute or sign such powers of attorney, proxies, agreements, certifications or other documents as he may deem advisable or necessary in the furtherance of the interests of the Trust or any Series or Class thereof. The Chief Executive Officer also shall have the power to employ attorneys, accountants and other advisers and agents for the Trust. The Chief Executive Officer shall exercise such other powers and perform such other duties as the Trustees may from time to time assign to the Chief Executive Officer.

SECTION 8. VICE PRESIDENT. The Trustees may from time to time elect one or more Vice Presidents who shall have such powers and perform such duties as may  from time to time be assigned to them by the Trustees, the Chief Executive Officer or the President. At the request or in the absence or disability of the President, the Vice President (or, if there are two or more Vice Presidents, then the first appointed of the Vice Presidents present and able to act) may perform all the duties of the President and, when so acting, shall have all the powers of and be subject to all the restrictions upon the President.

SECTION 9. CHIEF FINANCIAL OFFICER. The Chief Financial Officer of the Trust shall have general charge of the finances of the Trust. The Chief Financial Officer shall make annual reports regarding the business and financial condition of the Trust as soon as possible after the close of the Trust's fiscal year and shall furnish such other reports concerning the business and financial condition of the Trust as the Trustees may from time to time require. The Chief Financial Officer shall perform all acts incidental to the office of Chief  Financial Officer, subject to the supervision of the Trustees, and shall perform such additional duties as the Trustees or the Chairman may from time to time designate. The Chief Financial Officer shall be responsible to and shall report to the Trustees. In the absence of the Chief Financial Officer, the Treasurer may perform all duties of the Chief Financial Officer.

SECTION 10. TREASURER AND ASSISTANT TREASURER. The Treasurer shall be the chief accounting officer of the Trust, and shall have general charge of the Trust's books of account, accounting records and accounting procedures. The Treasurer shall deliver all funds and securities of the Trust to such company as the Trustees shall retain as custodian in accordance with the Trust Instrument, these Bylaws, and applicable law. The Treasurer shall make such reports regarding the business and financial condition of the Trust and the Treasurer's activities as the Trustees may from time to time require. The Treasurer shall have such other duties and powers as may be prescribed from time to time by the Trustees or the Chief Financial Officer, and shall render to the Trustees, whenever they may require it, an account of all his transactions as Treasurer. The Treasurer shall be responsible to and shall report to the Trustees, but in the ordinary conduct of the Trust's business, shall be under the supervision of the Chief Financial Officer of the Trust.

Any Assistant Treasurer shall have such duties and powers as shall be prescribed from time to time by the Trustees or the Treasurer, and shall be responsible to an shall report to the Treasurer, and in the absence of the Treasurer, may perform all duties of the Treasurer.

SECTION 11. SECRETARY AND ASSISTANT SECRETARIES. The Secretary shall record all votes and proceedings of the meetings of Trustees and Shareholders in books to be kept for that purpose. The Secretary shall be responsible for giving all notices of the Trust. The Secretary shall have custody of any seal of the Trust. The Secretary shall be responsible for the records of the Trust, including the Share register and such other books and papers as the Trustees may direct and such books, reports, certificates and other documents required by law. All of such records and documents shall at all reasonable times be kept open by the Secretary for inspection by any Trustee. The Secretary shall perform all acts incidental to the office of Secretary, subject to the supervision of the Trustees, and shall perform such additional duties as the Trustees may from time to time designate.

Any Assistant Secretary may perform such duties of the Secretary as the Trustees or the Secretary may assign, and, in the absence of the Secretary, may perform all the duties of the Secretary.

SECTION 12. SUBORDINATE OFFICERS. The Trustees may appoint from time to time such other officers and agents as they may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Trustees may determine. The Trustees may delegate from time to time to one or more officers or committees of Trustees the power to appoint any such subordinate officers or agents and to prescribe their respective rights, terms of office, authorities and duties. Any officer or agent appointed in accordance with the provisions of this Section 12 may be removed, either with or without cause, by any officer upon whom such power of removal shall have been conferred by the Trustees.

SECTION 13. COMPENSATION OF OFFICERS. Each officer may receive such compensation from the Trust for his or her services and reimbursement for his or her expenses as may be fixed from time to time by the Trustees.

SECTION 14. SURETY BOND. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the 1940 Act and the rules and regulations of the Securities and Exchange Commission) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his or her duties to the Trust, including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his or her hands.

ARTICLE V - MEETINGS OF SHAREHOLDERS

SECTION 1. ANNUAL MEETINGS. There shall be no annual Shareholders' meetings except as required by law or as hereinafter provided.

SECTION 2. SPECIAL MEETINGS. Special meetings of Shareholders of the Trust or any Series or class shall be called by the President, Vice-President or Secretary whenever ordered by the Trustees, and shall be held at such time and place as may be stated in the notice of the meeting.

If the Secretary fails for more than thirty days to call a special meeting, the Trustees may, in the name of the Secretary, call the meeting by giving the required notice. If the meeting is a meeting of Shareholders of any Series or class, but not a meeting of all Shareholders of the Trust, then only a special meeting of Shareholders of such Series or class shall be called and only Shareholders of such Series or class shall be entitled to notice of and to vote at such meeting.

SECTION 3. NOTICE OF MEETINGS. The Secretary shall cause written notice of the place, date and time, and, in the case of a special meeting, the purpose or purposes for which the meeting is called to be sent to all shareholders eligible to vote at such meeting. Notice shall be given as determined by the Trustees at least seven days before the date of the meeting. The written notice of any meeting may be delivered or mailed, postage prepaid, to each Shareholder entitled to vote at such meeting. If mailed, notice shall be deemed to be given when deposited in the United States mail directed to the Shareholder at his or her address as it appears on the records of the Trust. Notice of any Shareholders' meeting need not be given to any Shareholder if a written waiver of notice, executed before or after such meeting, is filed with the record of such meeting, or to any Shareholder who is present at such meeting in person or by proxy. Notice of adjournment of a Shareholders' meeting to another time or place need not be given, if such time and place are announced at the meeting at which the adjournment is taken, or reasonable notice is given to persons present at the meeting, and the adjourned meeting is held within a reasonable time after the date set for the original meeting. At the adjourned meeting the Trust may transact any business which might have been transacted at the original meeting.  If after the adjournment a new record date is fixed for the adjourned meeting, a notice of the adjourned meeting shall be given to Shareholders of record entitled to vote at such meeting. Any irregularities in the notice of any meeting or the nonreceipt of any such notice by any of the Shareholders shall not invalidate any action otherwise properly taken at any such meeting.

SECTION 4. VALIDITY OF PROXIES. Subject to the provisions of the Trust Instrument, Shareholders entitled to vote may vote either in person or by proxy. Proxies may be given by or on behalf of a shareholder orally or in writing or pursuant to any computerized, telephonic, or mechanical data gathering process, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of the Trust or of any Series or class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy. Unless the proxy provides otherwise, it shall not be valid for more than eleven months before the date of the meeting. All proxies shall be delivered to the Secretary or other person responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them. Unless otherwise specifically limited by their terms, proxies shall entitle the Shareholder to vote at any adjournment of a Shareholders' meeting. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. At every meeting of Shareholders, unless the voting is conducted by inspectors, all questions concerning the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes, shall be decided by the chairman of the meeting. Subject to the provisions of the Trust Instrument or these Bylaws, all matters concerning the giving, voting or validity of proxies shall be governed by the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, as if the Trust were a Delaware corporation and the Shareholders were shareholders of a Delaware corporation.

SECTION 5. PLACE OF MEETING. All special meetings of Shareholders shall be held at the principal place of business of the Trust or at such other place as the Trustees may from time to time designate.

SECTION 6. ACTION WITHOUT A MEETING. Subject to the provisions of the Investment Company Act of 1940 and other applicable law, any action to be taken by Shareholders may be taken without a meeting if a majority (or such other amount as may be required by law) of the outstanding Shares entitled to vote on the matter consent to the action in writing and such written consents are filed with the records of the Shareholders' meetings. Such written consent shall be treated for all purposes as a vote at a meeting of the Shareholders held at the principal place of business of the Trust.

ARTICLE VI - SHARES OF BENEFICIAL INTEREST

SECTION 1. SHARE CERTIFICATES. Certificates certifying ownership of Shares shall not be issued physically. Shares will be maintained on the books of the  rust's transfer agent or Shareholder servicing agent and Shareholders will have the same rights of ownership with respect to such shares as if certificates had been issued.

SECTION 2. TRANSFER OF SHARES. The Shares of the Trust shall be transferable only by a transfer recorded on the books of the Trust by the Shareholder of record in person or by his or her duly authorized attorney or legal representative. The Shares of the Trust may be freely transferred, and the Trustees may, from time to time, adopt rules and regulations regarding the method of transfer of such Shares. The Trust shall be entitled to treat the holder of record of any Share or Shares as the absolute owner for all purposes, and shall not be bound to recognize any legal, equitable or other claim or interest in such Share or Shares on the part of any other person except as otherwise expressly provided by law.

ARTICLE VII - FISCAL YEAR AND ACCOUNTANT

SECTION 1. FISCAL YEAR. The fiscal year of the Trust shall, unless otherwise ordered by the Trustees, be twelve calendar months ending on the last day of [               ].

SECTION 2. ACCOUNTANT. The Trust shall employ independent certified public accountants as its accountant ("Accountant") to examine the accounts of the Trust and to sign and certify financial statements filed by the Trust. The Accountant's certificates and reports shall be addressed both to the Trustees and to the Shareholders.

ARTICLE VIII - AMENDMENTS

SECTION 1. GENERAL. All Bylaws of the Trust shall be subject to amendment, alteration or repeal, and new Bylaws may be made by the affirmative vote of a majority of the Trustees at any meeting.

ARTICLE IX - MISCELLANEOUS

SECTION 1. SEVERABILITY. The provisions of these Bylaws are severable. If the Trustees determine, with the advice of counsel, that any provision hereof conflicts with the Investment Company Act of 1940, the regulated investment company provisions of the Internal Revenue Code or with other applicable law and regulations, the conflicting provision shall be deemed never to have constituted a part of these Bylaws; provided, however, that such determination shall not affect any of the remaining provisions of these Bylaws or render invalid or improper any action taken or omitted prior to such determination. If any provision hereof shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision only in such jurisdiction and shall not affect any other provision of these Bylaws.

SECTION 2. HEADINGS. Headings are placed in these Bylaws for convenience of reference only and in case of any conflict, the text of these Bylaws rather than the headings shall control.

99.23 (d) Advisory Agreement between the Revolution Fund and Revolution Capital LLC*

 99.23 (i)(1) and (2) Legal Opinion- Cipperman & Company, LLC and Legal Consent*

99.23 (j) Consent of Independent Auditors*